UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04642

Virtus Variable Insurance Trust

(Exact name of registrant as specified in charter)

100 Pearl Street Hartford, CT 06103-4506

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq. Vice President, Chief Legal Officer, Counsel and Secretary for Registrant 100 Pearl Street Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-367-5877

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

VIRTUS VARIABLE INSURANCE TRUST

SEMIANNUAL REPORT

Virtus Capital Growth Series

Virtus Growth & Income Series

Virtus International Series

Virtus Multi-Sector Fixed Income Series

Virtus Premium AlphaSectorTM Series

Virtus Real Estate Securities Series

Virtus Small-Cap Growth Series

Virtus Small-Cap Value Series

Virtus Strategic Allocation Series

June 30, 2012
The Semiannual Report describes one or more Series available for underlying investment through your variable contract. For information about your variable contract, including information about insurance-related expenses, see the prospectus for your variable contract.	Not FDIC Insured No Bank Guarantee May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)

The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust. You may obtain a description of these procedures, along with information regarding how each Series voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 800-367-5877. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Series with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

MESSAGE TO SHAREHOLDERS

Dear Virtus Variable Product Investors:

Investors were subject to the vagaries of the financial markets during the first half of 2012. The first quarter was the best first quarter for equities since 1998, while most of the second quarter was extremely volatile, taking back much of the previous quarter’s gains.

A June market rally helped the majority of equity and fixed income markets produce positive returns for the six months ended June 30, 2012. U.S. equities, as measured by the S&P 500® Index, gained 9.49 percent, surpassing international equities, which rose 3.38 percent, as represented by the MSCE EAFE® Index. In fixed income markets, a “flight to quality” among global investors caused U.S. government securities to outperform all other U.S. fixed income sectors for the first time in three quarters. In fact, the 10-year Treasury dipped to a new low of 1.45 percent in June.

As we enter the second half of the year, the economic strength of the United States, Europe, and China remains tenuous. The onus is on U.S. corporations to continue to produce robust earnings, which we believe will play a pivotal role in determining future market direction.

Market uncertainty is a timely reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified.

Thank you for entrusting Virtus with your assets. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Variable Insurance Trust

August 2012

Variable insurance products are sold by prospectus. You should carefully consider investment objectives, charges, expenses and risks before you invest. The contract prospectuses and underlying Series prospectuses contain this and other important information about the variable insurance product. You may obtain contract prospectuses from your registered representative. You may obtain Series prospectuses by contacting us at 1-800-367-5877 or Virtus.com. Please read the prospectuses carefully before you invest.

KEY INVESTMENT TERMS

ADR (American Depositary Receipt)

Represents shares of non-U.S. companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or trust. Non-U.S. companies use ADRs in order to make it easier for Americans to buy their shares. An ADR is likely to be traded over the counter.

ETF (Exchange-Traded Fund)

An open-end investment company that is traded like a stock.

MSCI EAFE® Index

The MSCI EAFE® (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that measures equity market performance of developed markets, excluding the U.S. and Canada. The index is calculated on a total return basis with gross dividends reinvested.

PIK (Payment-in-Kind)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

REIT (Real Estate Investment Trust)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

Sponsored ADR (American Depositary Receipt)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).

VIRTUS VARIABLE INSURANCE TRUST

Disclosure of Fund Expenses (Unaudited)

For the six-month period of January 1, 2012 to June 30, 2012

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Series (each a “Series”) of Virtus Variable Insurance Trust (the “Trust”), you incur ongoing costs including investment advisory fees and other expenses. These expense examples are intended to help you understand your ongoing costs (in dollars) of investing in a Series and to compare these costs with the ongoing costs of investing in other mutual funds. These expense examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates a Series’ costs in two ways.

Actual Expenses

This section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, your costs would have been higher.

Hypothetical Example for Comparison Purposes

This section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Series and other mutual funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, this section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Expense Table
	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio	Expenses Paid During Period*
Capital Growth Series
Actual	$1,000.00	$1,100.40	0.95%	$4.96

Hypothetical (5% return before expenses)
	1,000.00	1,020.08	0.95	4.78
Growth & Income Series
Actual	$1,000.00	$1,089.90	0.90%	$4.68

Hypothetical (5% return before expenses)
	1,000.00	1,020.33	0.90	4.53
International Series
Actual	$1,000.00	$1,043.40	1.03%	$5.23

Hypothetical (5% return before expenses)
	1,000.00	1,019.68	1.03	5.19
Multi-Sector Fixed Income Series
Actual	$1,000.00	$1,065.40	0.75%	$3.85

Hypothetical (5% return before expenses)
	1,000.00	1,021.09	0.75	3.78
Premium AlphaSector™ Series
Actual	$1,000.00	$1,067.70	1.70%	$8.74

Hypothetical (5% return before expenses)
	1,000.00	1,016.30	1.70	8.56
Real Estate Securities Series
Actual	$1,000.00	$1,147.90	1.10%	$5.87

Hypothetical (5% return before expenses)
	1,000.00	1,019.33	1.10	5.54
Small-Cap Growth Series
Actual	$1,000.00	$1,043.30	1.05%	$5.33

Hypothetical (5% return before expenses)
	1,000.00	1,019.58	1.05	5.29
Small-Cap Value Series
Actual	$1,000.00	$1,037.40	1.30%	$6.59

Hypothetical (5% return before expenses)
	1,000.00	1,018.32	1.30	6.54
Strategic Allocation Series
Actual	$1,000.00	$1,076.60	0.85%	$4.39

Hypothetical (5% return before expenses)
	1,000.00	1,020.58	0.85	4.28

*	Expenses are equal to the relevant Series’ annualized expense ratio which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 366 days to reflect the one-half year period. Exceptions noted below.

A Series may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about a Series’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, including contractual charges associated with the separate account, refer to the Series prospectus and the contract prospectus.

VIRTUS VARIABLE INSURANCE TRUST

Portfolio Holdings Summary Weightings

June 30, 2012 (Unaudited)

For each Series, the following tables present portfolio holdings within certain sectors as a percentage of total investments attributable to each sector.

Capital Growth Series

Information Technology	32%
Industrials	15
Consumer Discretionary	14
Consumer Staples	14
Health Care	8
Energy	7
Materials	6
Other (includes short-term investments)	4

Total	100%

Growth & Income Series

Information Technology	24%
Health Care	15
Consumer Discretionary	14
Financials	11
Energy	10
Industrials	9
Consumer Staples	7
Other (includes short-term investments)	10

Total	100%

International Series

Financials	24%
Consumer Staples	13
Energy	12
Information Technology	11
Telecommunication Services	10
Health Care	9
Industrials	9
Other (includes short-term investments)	12

Total	100%

Multi-Sector Fixed Income Series

Corporate Bonds and Notes		46%
Financials	20%
Industrials	7
Energy	7
All other sectors	12
Mortgage-Backed Securities		18
Loan Agreements		16
Foreign Government Securities		10
Asset-Backed Securities		4
Other (includes short-term investments)		6

Total		100%

Premium AlphaSectorTM Series

Health Care	17%
Industrials	17
Utilities	17
Consumer Discretionary	16
Consumer Staples	16
Information Technology	16
Other (includes short-term investments)	1

Total	100%

Real Estate Securities Series

Regional Malls	20%
Apartments	19
Office	13
Health Care	12
Self Storage	12
Shopping Centers	6
Lodging/Resorts	5
Other (includes short-term investments)	13

Total	100%

Small-Cap Growth Series

Information Technology	33%
Health Care	25
Consumer Discretionary	17
Industrials	15
Financials	6
Consumer Staples	3
Other (includes short-term investments)	1

Total	100%

Small-Cap Value Series

Information Technology	23%
Industrials	22
Financials	18
Consumer Discretionary	10
Consumer Staples	8
Energy	7
Health Care	7
Other (includes short-term investments)	5

Total	100%

Strategic Allocation Series

Common Stocks		60%
Information Technology	14%
Health Care	9
Consumer Discretionary	8
All other sectors	29
Corporate Bonds and Notes		17
Financials	8%
Industrials	2
Energy	2
All other sectors	5
Mortgage-Backed Securities		12
Municipal Bonds		3
Asset-Backed Securities		2
Foreign Government Securities		1
Loan Agreements		1
Exchange-Traded Funds
Other		4

Total		100%

VIRTUS CAPITAL GROWTH SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.5%

Consumer Discretionary—13.7%
Bed Bath & Beyond, Inc.(2)	56,850	$3,513
Coach, Inc.	83,850	4,904
McDonald’s Corp.	45,700	4,046
NIKE, Inc. Class B	54,850	4,815
priceline.com, Inc.(2)	7,130	4,738
Ross Stores, Inc.	72,950	4,557

		26,573

Consumer Staples—14.3%
Coca-Cola Co. (The)	105,000	8,210
Colgate-Palmolive Co.	81,550	8,489
Costco Wholesale Corp.	63,300	6,014
Lorillard, Inc.	39,150	5,166

		27,879

Energy—7.0%
Core Laboratories N.V.	30,850	3,575
National Oilwell Varco, Inc.	79,200	5,104
Schlumberger Ltd.	74,900	4,862

		13,541

Financials—3.2%
T. Rowe Price Group, Inc.	98,700	6,214

Health Care—8.0%
Intuitive Surgical, Inc.(2)	12,310	6,817
Perrigo Co.	35,950	4,240
Waters Corp.(2)	56,300	4,474

		15,531

Industrials—15.3%
Danaher Corp.	73,300	3,817
Emerson Electric Co.	105,300	4,905
Expeditors International of Washington, Inc.	105,000	4,069
Fastenal Co.	45,600	1,838
MSC Industrial Direct Co., Inc. Class A	53,250	3,490
Precision Castparts Corp.	21,200	3,487
Robinson (C.H.) Worldwide, Inc.	70,800	4,144
Roper Industries, Inc.	41,050	4,047

		29,797

Information Technology—31.8%
Accenture plc Class A	68,500	4,116
Amphenol Corp. Class A	122,150	6,708
ANSYS, Inc.(2)	89,200	5,629
Apple, Inc.(2)	23,720	13,853
Oracle Corp.	172,600	5,126
QUALCOMM, Inc.	135,000	7,517
Salesforce.com, Inc.(2)	15,650	2,164
Teradata Corp.(2)	55,050	3,964
Visa, Inc. Class A	56,400	6,973
Xilinx, Inc.	169,350	5,685

		61,735

	SHARES	VALUE
Materials—6.2%
Praxair, Inc.	53,550	$5,823
Sigma-Aldrich Corp.	85,450	6,317

		12,140
TOTAL COMMON STOCKS (Identified Cost $162,865)		193,410
TOTAL LONG TERM INVESTMENTS—99.5%
(Identified cost $162,865)		193,410

SHORT-TERM INVESTMENTS—0.6%

Money Market Mutual Funds—0.6%
Dreyfus Cash Management Fund – Institutional Shares (seven-day effective yield 0.080%)	1,230,067	1,230
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,230)		1,230
TOTAL INVESTMENTS—100.1% (Identified Cost $164,095)		194,640	(1)
Other assets and liabilities, net—(0.1)%		(192)

NET ASSETS—100.0%		$194,448

Abbreviations:

plc	Public Limited Co.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2012	Level 1 – Quoted Prices
Equity Securities:
Common Stocks	$193,410	$193,410
Short-Term Investments	1,230	1,230

Total Investments	$194,640	$194,640

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS GROWTH & INCOME SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.1%

Consumer Discretionary—14.3%
Amazon.com, Inc.(2)	12,000	$2,740
AutoZone, Inc.(2)	10,000	3,672
Comcast Corp. Class A(3)	128,000	4,092
Lululemon Athletica, Inc.(2)	44,000	2,624
McDonald’s Corp.	33,000	2,922
Papa John’s International, Inc.(2)	20,000	951
Yum! Brands, Inc.	58,000	3,736

		20,737

Consumer Staples—7.0%
Altria Group, Inc.(3)	114,000	3,939
PepsiCo, Inc.	55,000	3,886
Procter & Gamble Co. (The)	38,000	2,328

		10,153

Energy—9.7%
Chevron Corp.	22,000	2,321
ConocoPhillips	28,000	1,565
Continental Resources, Inc.(2)	49,000	3,264
Petroleo Brasileiro S.A. ADR	73,000	1,370
Whiting Petroleum Corp.(2)(3)	30,000	1,234
Williams Cos., Inc. (The)	94,000	2,709
WPX Energy, Inc.(2)	94,000	1,521

		13,984

Financials—10.7%
BB&T Corp.	102,000	3,147
Goldman Sachs Group, Inc. (The)	14,000	1,342
JPMorgan Chase & Co.	108,000	3,859
Lincoln National Corp.(3)	143,000	3,127
U.S. Bancorp	122,000	3,924

		15,399

Health Care—15.2%
Abbott Laboratories	65,000	4,191
Biogen Idec, Inc.(2)	29,000	4,187
Express Scripts Holding Co.(2)(3)	59,000	3,294
Gilead Sciences, Inc.(2)	76,000	3,897
Johnson & Johnson	36,000	2,432
UnitedHealth Group, Inc.	67,000	3,919

		21,920

Industrials—9.2%
Alaska Air Group, Inc.(2)	86,000	3,088
Cummins, Inc.	30,000	2,907
Deere & Co.(3)	20,000	1,617
Union Pacific Corp.	27,000	3,221
United Continental Holdings, Inc.(2)	102,000	2,482

		13,315

Information Technology—23.6%
Apple, Inc.(2)	12,100	7,066
Citrix Systems, Inc.(2)	40,000	3,357
Intel Corp.	174,000	4,637

	SHARES	VALUE
Information Technology—continued
International Business Machines Corp.	22,700	$4,440
MasterCard, Inc. Class A	9,100	3,914
QUALCOMM, Inc.	79,000	4,399
VeriSign, Inc.(2)(3)	75,000	3,268
Visa, Inc. Class A	25,000	3,091

		34,172

Materials—7.0%
CF Industries Holdings, Inc.	9,000	1,744
Cliffs Natural Resources, Inc.	25,000	1,232
Du Pont (E.I.) de Nemours & Co.	62,000	3,135
Freeport-McMoRan Copper & Gold, Inc.	41,000	1,397
Monsanto Co.(3)	31,000	2,566

		10,074

Telecommunication Services—2.4%
Verizon Communications, Inc.	78,000	3,466
TOTAL COMMON STOCKS (Identified Cost $109,554)		143,220
TOTAL LONG TERM INVESTMENTS—99.1% (Identified cost $109,554)		143,220

SHORT-TERM INVESTMENTS—1.1%

Money Market Mutual Funds—1.1%
Dreyfus Cash Management Fund – Institutional Shares (seven-day effective yield 0.080%)	1,638,866	1,639
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,639)		1,639
TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—100.3% (Identified Cost $111,193)		144,859 (1)
	CONTRACTS
WRITTEN OPTIONS—(0.1)%

Call Options—(0.1)%
Altria Group, Inc. expiring 9/22/12 strike price $34	180	(21)
Comcast Corp. Class A expiring 8/18/12 strike price $31	200	(31)
Deere & Co. expiring 9/22/12 strike price $77.50	40	(22)
Express Scripts Holding Co. expiring 8/18/12 strike price $55	110	(26)
Lincoln National Corp. expiring 8/18/12 strike price $22	290	(29)
Monsanto Co. expiring 8/18/12 strike price $80	60	(26)
Verisign, Inc. expiring 9/22/12 strike price $44	140	(28)

	CONTRACTS	VALUE
Call Options—continued
Whiting Petroleum Corp. expiring 8/18/12 strike price $40	60	$(16)
TOTAL WRITTEN OPTIONS—(0.1)% (Premiums Received $145)		(199)
TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—100.1% (Identified Cost $111,048)		144,660 (1)
Other assets and liabilities, net—(0.1)%		(206)

NET ASSETS—100.0%		$144,454

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion segregated as collateral for written options.

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2012	Level 1 – Quoted Prices
Equity Securities:
Common Stocks	$143,220	$143,220
Short-Term Investments	1,639	1,639
Other Financial Instruments:
Written Options	$(199)	$(199)

Total Investments	$144,660	$144,660

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Refer to Key Investment Terms on page 2.

See Notes to Financial Statements

VIRTUS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—3.4%

Information Technology—3.4%
Samsung Electronics Co.,
Ltd. (Korea) 4.000%	17,100	$11,288
TOTAL PREFERRED STOCK (Identified Cost $2,519)		11,288

COMMON STOCKS—94.7%

Consumer Staples—12.6%
British American Tobacco plc (United Kingdom)	303,400	15,402
Casino Guichard Perrachon S.A. (France)	78,700	6,903
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR (Mexico)	79,200	7,069
Nestle S.A. Registered Shares (Switzerland)	206,600	12,309

		41,683

Energy—12.0%
ENI SpA (Italy)	441,300	9,371
PetroChina Co., Ltd. Class H (China)	4,220,000	5,462
Petroleo Brasileiro S.A. ADR (Brazil)	314,500	5,705
Royal Dutch Shell plc B Shares (United Kingdom)	284,400	9,911
Tenaris S.A. Sponsored ADR (Italy)	259,657	9,080

		39,529

Financials—23.8%
AIA Group Ltd. (Hong Kong)	997,000	3,444
Banco Bradesco S.A. Sponsored ADR (Brazil)	567,200	8,434
City Developments Ltd. (Singapore)	609,000	5,429
Daito Trust Construction Co., Ltd. (Japan)	60,200	5,706
HSBC Holdings plc (United Kingdom)	782,800	6,879
Nordea Bank AB (Sweden)	797,900	6,852
Oversea-Chinese Banking Corp., Ltd. (Singapore)	994,330	6,953
QBE Insurance Group Ltd. (Australia)	705,900	9,756
Standard Chartered plc (United Kingdom)	480,100	10,410
Swire Pacific Ltd. Class B (Hong Kong)	2,220,000	5,124
Zurich Financial Services AG (Switzerland)(2)	41,700	9,380

		78,367

Health Care—8.7%
Novartis AG Registered Shares (Switzerland)	250,900	13,984
Roche Holding AG (Switzerland)	86,000	14,823

		28,807

	SHARES	VALUE
Industrials—8.4%
Atlas Copco AB Class A (Sweden)	172,900	$3,709
Canadian National Railway Co. (Canada)	79,700	6,740
FANUC Ltd. (Japan)	30,600	5,030
Schindler Holding AG (Switzerland)	30,700	3,422
Schneider Electric SA (France)	70,200	3,885
Weir Group plc (The) (United Kingdom)	199,900	4,790

		27,576

Information Technology—7.5%
Canon, Inc. (Japan)	157,850	6,300
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	981,300	13,699
Telefonaktiebolaget LM Ericsson Class B (Sweden)	536,700	4,892

		24,891

Materials—8.2%
BHP Billiton plc (United Kingdom)	111,300	3,148
Linde AG (Germany)	21,500	3,337
Potash Corp. of Saskatchewan, Inc. (Canada)	123,000	5,376
Rio Tinto plc (United Kingdom)	62,500	2,955
Shin-Etsu Chemical Co., Ltd. (Japan)	128,100	7,054
Vale SA (Brazil)	256,600	5,007

		26,877

Telecommunication Services—10.2%
China Mobile Ltd. (China)	770,500	8,458
Singapore Telecommunications Ltd. (Singapore)	2,533,000	6,633
TELUS Corp. (Canada)	54,100	3,225
Vodafone Group plc (United Kingdom)	5,439,100	15,269

		33,585

Utilities—3.3%
Centrica plc (United Kingdom)	1,281,300	6,381
GDF Suez (France)	184,500	4,379

		10,760
TOTAL COMMON STOCKS (Identified Cost $237,203)		312,075
TOTAL LONG TERM INVESTMENTS—98.1%
(Identified cost $239,722)		323,363

	SHARES	VALUE
SHORT-TERM INVESTMENTS—0.7%

Money Market Mutual Funds—0.7%
Dreyfus Cash Management Fund – Institutional Shares (seven-day effective yield 0.080%)	2,455,605	$2,456
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,456)		2,456
TOTAL INVESTMENTS—98.8% (Identified Cost $242,178)		325,819	(1)
Other assets and liabilities, net—1.2%		3,868

NET ASSETS—100.0%		$329,687

Abbreviations:

AB	AktieBolag.
ADR	American Depositary Receipt
AG	Aktiengesellschaft; a corporation that is limited by shares, i.e., owned by shareholders
plc	Public Limited Co.
SA	Designates corporation in various countries

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

Country Weightings†
United Kingdom	23%
Switzerland	16
Japan	7
Brazil	6
Italy	6
Singapore	6
Sweden	5
Other	31
Total	100%
† % of total investments as of June 30, 2012

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2012	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs
Equity Securities:
Common Stocks	$312,075	$236,726	$75,349
Preferred Stock	11,288	11,288	—
Short-Term Investments	2,456	2,456	—

Total Invest- ments	$325,819	$250,470	$75,349

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Series with an end of period value of $71,905 were transferred from Level 1 into Level 2 based on our valuation procedures for non-U.S. securities.

Refer to Key Investment Terms on page 2.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—1.4%
U.S. Treasury Bond 3.125%, 11/15/41	$1,120		$1,206
U.S. Treasury Note
0.875%, 4/30/17	250		252
2.000%, 11/15/21	1,200		1,245
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $2,702)			2,703

MUNICIPAL BONDS—1.6%

California—1.0%
Alameda Corridor Transportation Authority Taxable Series 99-C, (NATL Insured) 6.600%, 10/1/29	1,750		1,900

Connecticut—0.3%
Mashantucket Western Pequot Tribe Series A, 144A ( NATL Insured) 6.910%, 9/1/12(4)	100		99
State of Connecticut 5.000%, 5/15/22	400		493

			592

Michigan—0.1%
Tobacco Settlement Finance Authority Taxable Series 06-A, 7.309%, 6/1/34	215		159

Virginia—0.2%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46	685		438
TOTAL MUNICIPAL BONDS (Identified Cost $3,155)			3,089

FOREIGN GOVERNMENT SECURITIES—10.5%
Bolivarian Republic of Venezuela
RegS 9.250%, 9/15/27(5)	470		383
9.375%, 1/13/34	250		194
Commonwealth of Australia Series 118, 6.500%, 5/15/13	1,39	5AUD	1,472
Commonwealth of Canada
2.000%, 9/1/12	2,676	CAD	2,632
1.750%, 3/1/13	295		291
Commonwealth of New Zealand
Series 413, 6.500%, 4/15/13	970	NZD	801
Series 415, 6.000%, 4/15/15	265	NZD	232
Federative Republic of Brazil 8.500%, 1/5/24	3,670	BRL	1,992
Kingdom of Norway Series 470 6.500%, 5/15/13	3,086	NOK	541
Kingdom of Sweden Series 1041, 6.750%, 5/5/14	3,050	SEK	487

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—continued
Republic of Argentina
Provincia de Buenos Aires Series GDP, 144A 10.875%, 1/26/21(4)	$500		$273
Provincia de Neuquen 144A 7.875%, 4/26/21(4)	478		378
PIK Interest Capitalization 8.280%, 12/31/33	2,546		1,680
Series GDP 0.044%, 12/15/35(3)	3,670		376
Republic of Colombia 12.000%, 10/22/15	1,180,000	COP	820
Republic of Hungary 4.750%, 2/3/15	475		458
Republic of Iceland 144A 5.875%, 5/11/22(4)	570		553
Republic of Indonesia Series FR-23, 11.000%, 12/15/12	2,790,000	IDR	305
Republic of Lithuania
144A 7.375%, 2/11/20(4)	350		413
144A 6.625%, 2/1/22(4)	320		366
Republic of Poland Series 0414, 5.750%, 4/25/14	3,43	5PLZ	1,051
Republic of South Africa Series R206 7.500%, 1/15/14	6,78	5ZAR	858
Republic of Turkey
9.000%, 3/5/14	1,22	5TRY	683
6.750%, 5/30/40	500		584
Slovak Republic 144A 4.375%, 5/21/22(4)	515		507
State of Qatar 144A 4.500%, 1/20/22(4)	450		497
United Mexican States Series M, 6.000%, 6/18/15	18,13	5MXN	1,407
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $19,315)			20,234

MORTGAGE-BACKED SECURITIES—18.0%

Agency—3.3%
FNMA
4.000%, 8/1/25	1,330		1,415
4.500%, 4/1/40	963		1,037
4.000%, 2/1/41	1,853		1,976
3.500%, 4/1/42	1,695		1,788

			6,216

Non-Agency—14.7%
American General Mortgage Loan Trust
09-1, A6, 144A 5.750%, 9/25/48(3)(4)	150		154
10-1A, A1, 144A 5.150%, 3/25/58(3)(4)	73		74
American Tower Trust 07-1A, C 144A 5.615%, 4/15/37(4)	500		526

	PAR VALUE	VALUE
Non-Agency—continued
Banc of America Alternative Loan Trust 03-10, 2A1 6.000%, 12/25/33	$87	$92
Banc of America Mortgage Securities, Inc. 05-1, 1A22 5.250%, 2/25/35	11	11
Bank of America (Merrill Lynch) Commercial Mortgage, Inc. 07-1, AMFX 5.482%, 1/15/49(3)	445	455
Bear Stearns Adjustable Rate Mortgage Trust
04-1, 21A1 2.736%, 4/25/34(3)	750	691
04-10, 12A3 2.790%, 1/25/35(3)	729	643
Bear Stearns Commercial Mortgage Securities 07-PW18, AM 6.084%, 6/11/50(3)	1,475	1,584
Bear Stearns Commercial Mortgage Securities, Inc.
06-PW12, AM 5.940%, 9/11/38(3)	750	816
06-PW14, A4 5.201%, 12/11/38	750	847
05-PW10, AM 5.449%, 12/11/40(3)	725	757
07-T28, A4 5.742%, 9/11/42(3)	780	908
Chase Mortgage Finance Corp 07-A1,10A1 3.063%, 2/25/37(3)	548	508
Citicorp Mortgage Securities, Inc. 03-11, 2A10 5.500%, 12/25/33	85	86
Citigroup-Deutsche Bank Commercial Mortgage Trust 07-CD4, A4 5.322%, 12/11/49	820	911
Credit Suisse First Boston Mortgage Securities Corp.
03-8, 3A24, 5.500%, 4/25/33	143	139
03-CPN1, C 4.763%, 3/15/35	100	99
Credit Suisse Mortgage Capital Certificates 06-C1, A3 5.593%, 2/15/39(3)	926	943
Entertainment Properties Trust 03-EPR, A2, 144A 5.244%, 2/15/18(4)	74	75
Extended Stay America Trust 10-ESHA, D, 144A 5.498%, 11/5/27(4)	435	439
GE Capital Commercial Mortgage Corp. 03-C1, C 4.975%, 1/10/38(3)	555	564
Goldman Sachs Mortgage Securities Corp. II
07-EOP, G, 144A 2.790%, 3/6/20(3)(4)	130	129

Refer to Footnote Legend on page 14.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
07-EOP, H, 144A 3.300%, 3/6/20(3)(4)	$110	$109
07-GG10, A4 5.979%, 8/10/45(3)	400	444
GSR Mortgage Loan Trust 05-5F, 2A8 5.500%, 6/25/35	156	159
JPMorgan Chase Commercial Mortgage Securities Corp.
09-IWST, A1, 144A 4.314%, 12/5/27(4)	69	75
06-CB17, AM 5.464%, 12/12/43	575	547
06-LDP7, AM 6.064%, 4/15/45(3)	780	842
06-LDP9, A3 5.336%, 5/15/47	850	941
07-LD12, A4 5.882%, 2/15/51(3)	1,100	1,250
JPMorgan Chase Mortgage Trust
05-A1, 4A1 4.733%, 2/25/35(3)	52	54
05-A4, 3A1 2.667%, 7/25/35(3)	68	65
06-A4, 3A1 5.518%, 6/25/36(3)	574	489
Lehman Brothers-UBS Commercial Mortgage Trust
06-C6, A4 5.372%, 9/15/39	670	761
07-C6, A2 5.845%, 7/15/40	73	75
07-C7, A3 5.866%, 9/15/45(3)	600	688
Lehman Brothers Commercial Conduit Mortgage Trust 07-C3, A4 6.109%, 7/15/44(3)	400	462
Mastr Alternative Loans Trust 04-6,10A1 6.000%, 7/25/34	454	461
Merrill Lynch Floating Trust 08-LAQA, A1 144A 0.779%, 7/9/21(3)(4)	82	80
Merrill Lynch Mortgage Investors, Inc. 98-C1, C 6.750%, 11/15/26(3)	465	508
Merrill Lynch Mortgage Trust 06-C1, AM 5.848%, 5/12/39(3)	110	119
Morgan Stanley Capital I, Inc. 07-IQ14, A4 5.692%, 4/15/49(3)	1,020	1,123
Nomura Asset Acceptance Corp.
04-R1, A1 144A 6.500%, 3/25/34(4)	757	768
04-R3, A1 144A 6.500%, 2/25/35(4)	469	476
Prudential Commercial Mortgage Trust 03-PWR1, D, 144A 4.775%, 2/11/36(4)	50	49
Residential Accredit Loans, Inc. 03-QS6, A4 4.250%, 3/25/33	96	99

	PAR VALUE	VALUE
Non-Agency—continued
Residential Asset Mortgage Products, Inc. 04-SL1, A8 6.500%, 11/25/31	$69	$69
Residential Funding Mortgage Securities I, Inc. 06-S4, A2 6.000%, 4/25/36	47	41
S2 Hospitality LLC 12-LV1, A 144A 4.500%, 4/15/25(4)	500	502
Structured Asset Securities Corp. 03-21, 2A2 5.250%, 8/25/33	200	209
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.769%, 1/25/37(3)	598	598
Timberstar Trust 06-1A, A, 144A 5.668%, 10/15/36(4)	1,275	1,428
Wachovia Bank Commercial Mortgage Trust
07-C33, A4 6.097%, 7/15/17(3)	1,160	1,300
06-C25, AM 5.922%, 5/15/43(3)	670	731
07-C30, A5 5.342%, 12/15/43	970	1,047
Washington Mutual Mortgage Pass-Through Certificates 04-CB1, 5A 5.000%, 6/25/19	49	50
Wells Fargo Mortgage Backed Securities Trust
06-17, A1 5.500%, 11/25/21	17	17
06-9, 1A15 6.000%, 8/25/36	11	11
07-16, 1A7 6.000%, 12/28/37	336	317

		28,415
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $31,293)		34,631

ASSET-BACKED SECURITIES—3.7%
Ameriquest Mortgage Securities, Inc. 03-10, AF6 4.710%, 11/25/33(3)	57	57
Bombardier Capital Mortgage Securitization Corp. 99-A, A3 5.980%, 1/15/18(3)	659	653
CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34(3)	300	267
CIT Group, Inc. 10-VT1A, B 144A 3.880%, 9/16/13(4)	100	101
Citicorp Residential Mortgage Securities, Inc. 07-2, A3 6.080%, 6/25/37(3)	904	905
CLI Funding LLC 4.210%, 6/18/27(4)	480	480
Conseco Finance Securitizations Corp. 01-3, A4 6.910%, 5/1/33(3)	853	891

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
Conseco Financial Corp. 94-1, A5 7.650%, 4/15/19	$75	$80
DT Auto Owner Trust 11-2A, C 144A 3.050%, 2/16/16(4)	175	175
Equity One ABS, Inc. 6.252%, 5/25/32(3)	503	383
Ford Credit Auto Owner Trust 09-E, D 144A 5.530%, 5/15/16(4)	250	266
GMAC Mortgage Corp. Loan Trust
06-HE2, A3 6.320%, 5/25/36(3)	211	154
06-HE3, A2 5.750%, 10/25/36(3)	127	92
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	791	758
Hertz Vehicle Financing LLC 11-1A, A2,144A 3.290%, 3/25/18(4)	390	412
JPMorgan Chase Funding Mortgage Loan Asset-Backed Certificates 04-1,1A4 4.111%, 8/25/30	11	11
JPMorgan Mortgage Acquisition Corp. 06-CW2, AF3 5.777%, 8/25/36(3)	225	100
Popular ABS Mortgage Pass-Through-Trust 05-5, AF3 5.086%, 11/25/35(3)	401	371
Santander Drive Auto Receivables Trust 11-2, C 3.280%, 6/15/16	220	222
SVO MOI Mortgage Corp. 10-AA, A,144A 3.650%, 7/20/27(4)	73	74
Terwin Mortgage Trust 04-15AL, A1 144A 5.819%, 7/25/34(3)(4)	323	285
Tidewater Auto Receivables Trust 10-A, A 144A 5.920%, 5/15/17(4)	15	15
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/17(4)	398	419
TOTAL ASSET-BACKED SECURITIES (Identified Cost $7,316)		7,171

CORPORATE BONDS AND NOTES—45.5%

Consumer Discretionary—5.3%
American Axle & Manufacturing Holdings, Inc. 144A 9.250%, 1/15/17(4)	260	292
Boyd Gaming Corp.
9.125%, 12/1/18	210	217
144A 9.000%, 7/1/20(4)	200	201
Cengage Learning Acquisitions, Inc. 144A 10.500%, 1/15/15(4)	350	268
Clear Channel Communications, Inc. 9.000%, 3/1/21	500	437
Dana Holding Corp. 6.500%, 2/15/19	65	69

Refer to Footnote Legend on page 14.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Consumer Discretionary—continued
Gap, Inc. (The) 5.950%, 4/12/21	$300		$311
Gateway Casinos & Entertainment Ltd. 144A 8.875%, 11/15/17(4)	160	CAD	168
Globo Comunicacao e Participacoes SA 144A 4.875%, 4/11/22(4)	700		728
HOA Restaurant Group LLC / HOA Finance Corp. 144A 11.250%, 4/1/17(4)	250		233
Hyatt Hotels Corp. 5.375%, 8/15/21	400		440
International Game Technology
7.500%, 6/15/19	160		191
5.500%, 6/15/20	125		135
inVentiv Health, Inc. 144A 10.000%, 8/15/18(4)	330		284
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	300		306
Lotte Shopping Co. Ltd. 144A 3.375%, 5/9/17(4)	500		508
Mediacom LLC (Mediacom Capital Corp.) 9.125%, 8/15/19	250		276
MGM Resorts International
7.500%, 6/1/16	375		390
7.625%, 1/15/17	350		363
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(4)	400		346
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	835		851
Ono Finance II plc 144A 10.875%, 7/15/19(4)	150		117
Penn National Gaming, Inc. 8.750%, 8/15/19	550		612
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(4)	200		185
QVC, Inc.
144A 7.125%, 4/15/17(4)	50		53
144A 7.500%, 10/1/19(4)	770		855
Seneca Gaming Corp. 144A 8.250%, 12/1/18(4)	55		57
Toys R Us Property Co. II LLC 8.500%, 12/1/17	400		418
TRW Automotive, Inc. 144A 8.875%, 12/1/17(4)	80		89
UAL Pass-Through-Trust 09-2A 9.750%, 1/15/17	250		285
Univision Communications, Inc. 144A 7.875%, 11/1/20(4)	100		107
Wyndham Worldwide Corp.
5.750%, 2/1/18	15		17
7.375%, 3/1/20	395		471

			10,280

Consumer Staples—0.8%
BAT International Finance plc 144A 3.250%, 6/7/22(4)	520		514
Delhaize Group SA 4.125%, 4/10/19	535		518

	PAR VALUE	VALUE
Consumer Staples—continued
Flowers Foods, Inc. 4.375%, 4/1/22	$430	$435
SABMiller plc 144A 6.625%, 8/15/33(4)	75	99

		1,566

Energy—6.4%
Afren plc 144A 11.500%, 2/1/16(4)	475	509
Antero Resources Finance Corp. 9.375%, 12/1/17	250	278
Bill Barrett Corp. 7.625%, 10/1/19	500	502
BreitBurn Energy Partners LP (BreitBurn Finance Corp.) 144A 7.875%, 4/15/22(4)	465	467
Calumet Specialty Products Partners LP (Calumet Finance Corp.)
9.375%, 5/1/19	213	215
144A 9.625%, 8/1/20(4)	245	250
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	215	226
Chesapeake Energy Corp. 6.775%, 3/15/19	410	400
Cie Generale de Geophysique-Veritas
7.750%, 5/15/17	85	88
6.500%, 6/1/21	375	377
Energy Partners Ltd. 8.250%, 2/15/18	500	494
Energy XXI Gulf Coast, Inc. 9.250%, 12/15/17	500	537
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(4)	448	431
Frontier Oil Corp. 6.875%, 11/15/18	195	204
Gazprom OAO (Gaz Capital SA)
144A 8.146%, 4/11/18(4)	505	601
144A 6.510%, 3/7/22(4)(13)	520	577
Hercules Offshore, Inc. 144A 10.500%, 10/15/17(4)	375	377
KazMunaiGas National Co. 144A 8.375%, 7/2/13(4)	100	105
Lukoil International Finance BV
144A 6.375%, 11/5/14(4)	100	107
144A 7.250%, 11/5/19(4)	300	338
MIE Holdings Corp. 144A 9.750%, 5/12/16(4)	285	279
National JSC Naftogaz of Ukraine 9.500%, 9/30/14	100	96
Petrobras International Finance Co. 5.375%, 1/27/21	355	383
Petroleos de Venezuela SA
RegS 5.250%, 4/12/17(5)	565	407
RegS 8.500%, 11/2/17(5)	545	444

	PAR VALUE	VALUE
Consumer Staples—continued
Petroleos Mexicanos
5.500%, 1/21/21	$350	$396
144A 5.500%, 6/27/44(4)	200	205
Petroplus Finance Ltd. 144A 6.750%, 5/1/14(4)(11)	500	63
Pioneer Drilling Co.
9.875%, 3/15/18	125	132
144A 9.875%, 3/15/18(4)	95	100
Rowan Cos., Inc. 4.875%, 6/1/22	525	530
Swift Energy Co. 8.875%, 1/15/20	500	527
Targa Resources Partners LP (Targa Resources Partners Finance Corp.) 144A 6.375%, 8/1/22(4)	500	501
Transocean, Inc. 6.375%, 12/15/21	190	217
Venoco, Inc.
11.500%, 10/1/17	400	422
8.875%, 2/15/19	225	206
Weatherford International Ltd. 9.625%, 3/1/19	317	413

		12,404

Financials—20.0%
ABN Amro Bank NV 144A 4.250%, 2/2/17(4)	500	509
Air Lease Corp. 144A 5.625%, 4/1/17(4)	505	500
Alfa Invest Ltd. RegS 7.875%, 9/25/17(5)(13)	485	491
Allstate Corp. 6.125%, 5/15/37(3)	565	557
Alta Mesa Holdings LP (Alta Mesa Finance Services Corp.) 9.625%, 10/15/18	500	496
American International Group, Inc. 8.175%, 5/15/58(3)	650	705
Assurant, Inc. 5.625%, 2/15/14	75	78
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.500%, 3/10/21(4)	425	429
Banco Bradesco SA 144A 5.900%, 1/16/21(4)	600	622
Banco de Credito del Peru 144A 4.750%, 3/16/16(4)	400	411
Banco Santander SA
144A 4.500%, 4/6/15(4)	300	300
144A 3.750%, 9/22/15(4)	100	100
Banco Votorantim SA 144A 7.375%, 1/21/20(4)	450	476

Refer to Footnote Legend on page 14.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—continued
Bank of Georgia JSC 144A 7.750%, 7/5/17(4)	$290	$287
Barclays Bank plc 144A
5.926%,(3)(4)(6)(7)	600	546
144A 6.050%, 12/4/17(4)	435	440
Boston Properties LP 3.850%, 2/1/23	590	596
Brandywine Operating Partnership LP 4.950%, 4/15/18	350	359
Capital One Capital IV 8.875%, 5/15/40(7)	400	407
Chubb Corp. 6.375%, 3/29/67(3)	1,390	1,435
Citigroup, Inc. 5.500%, 2/15/17	635	664
City National Corp. 5.250%, 9/15/20	425	452
Discover Bank 7.000%, 4/15/20	550	641
Equity One, Inc. 6.250%, 12/15/14	40	43
Fidelity National Financial, Inc. 6.600%, 5/15/17	600	648
Fifth Third Capital Trust IV 6.500%, 4/15/37(3)	500	497
First Horizon National Corp. 5.375%, 12/15/15	50	53
First Niagara Financial Group, Inc. 6.750%, 3/19/20	610	692
First Tennessee Bank N.A. 5.650%, 4/1/16(7)	485	507
Genworth Financial, Inc.
5.750%, 6/15/14	485	493
7.625%, 9/24/21	465	440
Glen Meadow Pass-Through-Trust 144A 6.505%, 2/12/67(3)(4)	950	691
GRD Holdings IIII Corp. 144A 10.750%, 6/1/19(4)	320	318
Hana Bank 144A
4.500%, 10/30/15(4)	200	212
144A 3.500%, 10/25/17(4)	595	612
HBOS plc 144A 6.750%, 5/21/18(4)	200	189
Huntington National Bank (The) 6.600%, 6/15/18	250	265
Hutchison Whampoa International Ltd. Series 12 144A 6.000%(3)(4)(6)	610	618
Hyundai Capital Services, Inc. 144A 6.000%, 5/5/15(4)	100	109
ING Bank NV 144A 5.000%, 6/9/21(4)	400	416
International Lease Finance Corp.
5.650%, 6/1/14	350	361
6.250%, 5/15/19	605	616

	PAR VALUE		VALUE
Financials—continued
Kazkommerts Bank International BV RegS 8.000%, 11/3/15(5)	$700		$658
Kingsway America, Inc. 7.500%, 2/1/14	125		122
Korea Finance Corp. 4.625%, 11/16/21	400		434
Legg Mason, Inc. 144A 5.500%, 5/21/19(4)	200		202
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(4)	25		31
Lincoln National Corp. 6.050%, 4/20/67(3)	365		334
Lloyds Banking Group Capital No.1 plc 144A 7.875%, 11/1/20(4)	400		362
Lloyds TSB Bank plc 144A
4.375%, 1/12/15(4)	100		103
144A 6.500%, 9/14/20(4)	600		591
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)	750		754
Morgan Stanley 144A 10.090%, 5/3/17(4)	1,250	BRL	643
National Retail Properties, Inc. 5.500%, 7/15/21	400		424
NYMAGIC, Inc. 6.500%, 3/15/14	150		146
OJSC AK Transneft (TransCapitalInvest Ltd.) 144A 5.670%, 3/5/14(4)	880		926
ORIX Corp. 5.000%, 1/12/16	343		359
Progressive Corp. (The) 6.700%, 6/15/37(3)	750		780
Prudential Financial, Inc. 8.875%, 6/15/38(3)(7)	550		653
Realogy Corp. 144A 7.875%, 2/15/19(4)	500		491
Regions Bank 7.500%, 5/15/18	500		564
Regions Financial Corp.
7.750%, 11/10/14	225		243
5.750%, 6/15/15	200		210
Resona Bank Ltd. 144A 5.850%,(3)(4)(6)(7)	600		618
Royal Bank of Scotland Group plc (The) 7.648%, 8/29/49(3)	450		365
Royal Bank of Scotland plc (The)
4.875%, 3/16/15	385		398
3.950%, 9/21/15	35		36
5.625%, 8/24/20	750		796
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A
9.000%, 6/11/14(4)	120		132
144A 6.299%, 5/15/17(4)	715		756
Santander U.S. Debt S.A. 144A 3.724%, 1/20/15(4)	100		93

	PAR VALUE	VALUE
Financials—continued
Sberbank of Russia/Sberbank Capital SA 144A 6.125%, 2/7/22(4)(13)	$550	$573
Shinhan Bank 144A 4.375%, 7/27/17(4)	450	480
SLM Corp.
4.991%, 1/31/14(3)(12)	50	49
6.250%, 1/25/16	325	341
Societe Generale SA 144A 5.922%, 4/29/49(3)(4)(6)(7)(8)	550	374
Sovereign Bank 8.750%, 5/30/18	600	651
Spansion LLC 7.875%, 11/15/17	300	290
SunTrust Bank, Inc. 5.400%, 4/1/20	250	260
United Rentals Financing Escrow Corp. 144A
5.750%, 7/15/18(4)	5	5
144A 7.375%, 5/15/20(4)	115	120
Vanguard Health Holding Co. II, LLC (Vanguard Holding Co. II, Inc.) 7.750%, 2/1/19	466	473
Ventas Realty LP (Ventas Capital Corp.) 4.000%, 4/30/19	500	513
Vnesheconombank (VEB Finance plc) 144A 6.902%, 7/9/20(4)	500	541
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(4)(13)	$500	507
Webster Financial Corp. 5.125%, 4/15/14	230	227
Willis Group Holdings plc 5.750%, 3/15/21	440	480
XL Group plc 5.250%, 9/15/14	85	90
Yankee Candle Co. Holdings LLC (Yankee Finance, Inc. PIK Interest Capitalization) 10.250%, 2/15/16	455	465
Zions Bancorp
7.750%, 9/23/14	145	157
4.500%, 3/27/17	420	422

		38,523

Health Care—0.2%
Omnicare, Inc. 7.750%, 6/1/20	185	203
Patheon, Inc. 144A 8.625%, 4/15/17(4)	10	10
Rotech Healthcare, Inc. 10.750%, 10/15/15	75	72
U.S. Oncology, Inc. 0.000%, 2/16/49(10)	437	0

		285

Refer to Footnote Legend on page 14.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—6.7%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(4)	$600	$615
Aircastle Ltd. 7.625%, 4/15/20	845	862
America West Airlines, Inc. Pass-Through-Trust 00-1, G 8.057%, 7/2/20	534	566
AWAS Aviation Capital Ltd. 144A 7.000%, 10/15/16(4)	209	217
CHC Helicopter SA 9.250%, 10/15/20	325	319
Continental Airlines Pass-Through-Trust, 98-1, A, 6.648%, 9/15/17	565	595
Delta Air Lines Class A Pass-Through-Trust 12-1A, 1A 4.750%, 5/7/20	500	507
Deluxe Corp. 7.000%, 3/15/19	510	530
Embraer SA 5.150%, 6/15/22	600	616
Iron Mountain, Inc. 7.750%, 10/1/19	500	542
JMC Steel Group 144A 8.250%, 3/15/18(4)	395	394
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	500	541
Liberty Tire Recycling 144A 11.000%, 10/1/16(4)	165	152
Masco Corp. 5.950%, 3/15/22	975	1,004
Nortek, Inc. 8.500%, 4/15/21	500	491
Owens Corning, Inc. 6.500%, 12/1/16	745	829
Pactiv LLC 8.125%, 6/15/17	1,065	985
Production Resource Group, Inc. 8.875%, 5/1/19	250	190
Ryder System, Inc. 2.500%, 3/1/17	600	606
Steelcase, Inc. 6.375%, 2/15/21	675	716
Teekay Corp. 8.500%, 1/15/20	225	230
Thermadyne Holdings Corp. 9.000%, 12/15/17	500	514
Verso Paper Holdings LLC/Verso Paper, Inc. 144A 11.750%, 1/15/19(4)	311	238
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(4)	600	654

		12,913

Information Technology—0.5%
Broadridge Financial Solutions, Inc. 6.125%, 6/1/17	555	583
EarthLink, Inc. 8.875%, 5/15/19	200	196
Sorenson Communications, Inc. 144A 10.500%, 2/1/15(4)	350	273

		1,052

	PAR VALUE	VALUE
Materials—2.9%
Arcelormittal 6.250%, 2/25/22	$575	$564
Braskem Finance Ltd. 144A 5.750%, 4/15/21(4)	490	504
Building Materials Corp. of America 144A 6.750%, 5/1/21(4)	44	47
Carpenter Technology Corp. 5.200%, 7/15/21	425	444
Catalyst Paper Corp. 7.375%, 3/1/14(9)(11)	905	20
Celulosa Arauco y Constitucion SA 144A 4.750%, 1/11/22(4)	400	409
Edgen Murray Corp. 12.250%, 1/15/15	350	350
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	200	223
Packaging Corp of America 3.900%, 6/15/22	535	537
Sappi Papier Holding GmbH
144A 7.750%, 7/15/17(4)	200	203
144A 8.375%, 6/15/19(4)	200	201
144A 6.625%, 4/15/21(4)	550	523
Severstal OAO/Steel Capital SA 144A 6.700%, 10/25/17(4)(13)	500	507
United States Steel Corp. 7.500%, 3/15/22	405	391
Vale Overseas Ltd. 4.375%, 1/11/22	525	535
Verso Paper Holdings LLC (Verso Paper, Inc.) Series B, 11.375%, 8/1/16	381	181

		5,639

Telecommunication Services—2.0%
Axtel SAB de CV 144A 9.000%, 9/22/19(4)	12	8
CenturyLink, Inc. 5.800%, 3/15/22	350	349
Crown Castle Towers LLC
144A 4.523%, 1/15/15(4)	75	79
144A 3.214%, 8/15/15(4)	50	51
144A 5.495%, 1/15/17(4)	85	94
144A 4.883%, 8/15/20(4)	500	543
ITC DeltaCom, Inc. 10.500%, 4/1/16	400	428
Nextel Communications, Inc. Series E 6.875%, 10/31/13	85	86
SBA Tower Trust 144A 4.254%, 4/15/15(4)	115	120
Telecom Italia Capital SA
6.175%, 6/18/14	100	101
7.175%, 6/18/19	200	199
Telemar Norte Leste SA 144A 5.500%, 10/23/20(4)	245	250
Vivendi SA 144A 4.750%, 4/12/22(4)	510	504
Wind Acquisition Finance S.A. 144A 11.750%, 7/15/17(4)	350	284

	PAR VALUE	VALUE
Telecommunication Services—continued
Windstream Corp. 7.750%, 10/15/20	$650	$692

		3,788

Utilities—0.7%
Calpine Corp. 144A 7.875%, 1/15/23(4)	250	274
Centrais Eletricas Brasileiras SA 144A 6.875%, 7/30/19(4)	135	157
Mega Advance Investments Ltd. 144A 5.000%, 5/12/21(4)	500	531
Midwest Generation LLC Series B 8.560%, 1/2/16	124	118
NRG Energy, Inc. 7.625%, 1/15/18	95	99
Suburban Propane Partners LP (Suburban Energy Finance Corp.) 7.375%, 3/15/20	150	157
Texas Competitive Electric Holdings Co., LLC (Texas Competitive Electric Holdings Finance, Inc.) Series A 10.250%, 11/1/15	396	104

		1,440
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $87,024)		87,890

LOAN AGREEMENTS(3)—15.4%

Consumer Discretionary—5.5%
Affinity Gaming 5.500%, 11/9/17	412	415
AMF Bowling Worldwide, Inc. Tranche B, 3.245%, 6/7/13	822	766
August Holding Co., Inc. (Schrader) First Lien, US 0.000%, 4/27/18	202	203
First Lien, LUX 0.000%, 4/27/18	263	263
Bresnan Broadband Holding LLC Tranche B 0.000%, 10/12/17	515	520
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.) Tranche B-4, 9.500%, 10/31/16	29	30
Tranche B, 9.250%, 4/25/17	300	296
Tranche B-4, 9.500%, 1/28/18	337	301
Cengage Learning Acquisitions, Inc. 2.500%, 7/3/14	788	734
Chrysler Group LLC (Chrysler Group Co-Issuer, Inc.) Tranche B, 6.000%, 5/24/17	248	250

Refer to Footnote Legend on page 14.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Consumer Discretionary—continued
Clear Channel Communications, Inc. Tranche A, 3.645%, 7/30/14	$217		$198
Entercom Radio LLC Tranche B, 6.250%, 11/23/18	343		345
Focus Brands, Inc. First Lien 9.875%, 2/21/18	454		456
Gateway Casinos & Entertainment Ltd. Tranche B, 6.750%, 5/12/16	407	CAD	397
Getty Images, Inc. First Lien 6.750%, 11/7/16	246		247
Granite Broadcasting Corp. Tranche B, 6.000%, 5/23/18	307		304
Guitar Center, Inc. 5.720%, 4/9/17	225		211
HHI Holdings LLC 7.375%, 3/21/17	247		248
Hubbard Radio LLC Second Lien, 8.750%, 4/30/18	200		201
Intelsat Jackson Holding SA (Intelsat Jackson Holding Ltd.) 3.240%, 2/1/14	90		88
Kalispel Tribal Economic Authority 7.500%, 2/25/17	470		462
Landry’s Restaurant, Inc. Tranche B 6.500%, 4/24/18	698		701
Nielsen Finance LLC Tranche C, 3.990%, 5/2/16	419		419
Ozburn-Hessey Holding Co., LLC First Lien 8.375%, 4/8/16	283		264
Radio One, Inc. 0.000%, 3/31/16	221		218
Sports Authority, Inc. (The) Tranche B, 7.500%, 11/16/17	271		261
SRAM LLC Second Lien, 8.500%, 12/7/18	200		202
TI Group Automotive Systems LLC Second Lien 6.750%, 3/14/18	225		221
Toys “R” Us, Inc. Second Lien 6.000%, 9/1/16	49		46
Transtar Industries, Inc. 10.250%, 12/21/17	275		276
Visant Corp. (Jostens) Tranche B, 5.250%, 12/22/16	706		687
Vision Solutions, Inc. First Lien, 6.000%, 7/23/16	436		434

			10,664

Consumer Staples—0.7%
Del Monte Foods Co. Tranche B 4.500%, 3/8/18	109		108
Pinnacle Foods 8.125%, 10/2/16	44		43
Revlon Consumer Products Corp. Tranche B, 4.750%, 11/19/17	408		407

	PAR VALUE	VALUE
Consumer Staples—continued
Spectrum Brands Holdings, Inc. Second Lien 9.375%, 6/17/16	$538	$541
U.S. Foodservice, Inc. 5.750%, 3/31/17	248	238

		1,337

Energy—0.5%
Chesapeake Energy Corp. 8.500%, 12/2/17	220	218
Frac Tech Services International 0.000%, 5/6/16	540	495
NGPL PipeCo LLC 6.750%, 9/15/17	333	327

		1,040

Financials—0.8%
Asurion LLC (Asurion Corp.) Second Lien, 9.000%, 5/24/19	350	358
Delos Aircraft, Inc. 4.750%, 4/12/16	70	70
Fortress Invest Group LLC (FIG) 5.750%, 10/7/15	24	24
iStar Financial, Inc. Tranche A-2, 7.000%, 6/30/14	465	465
MMM Holdings, Inc. (Aveta, Inc.) 0.000%, 4/4/17	147	147
Ocwen Financial Corp. 7.000%, 9/1/16	206	207
Springleaf Financial Funding Co. (American General Finance Corp.) 5.500%, 5/10/17	45	42
Walter Investments, Inc. 7.750%, 6/30/16	278	280

		1,593

Health Care—1.1%
Aptalis Pharma, Inc. (Axcan Intermediate Holdings, Inc.) Tranche B-1 5.500%, 2/10/17	409	397
Ardent Health Services LLC 6.500%, 9/15/15	483	482
InVentiv Health, Inc. (Ventive Health, Inc) 6.500%, 8/4/16	245	230
Kinetic Concepts, Inc. Tranche B-1 7.000%, 5/4/18	499	504
NBTY, Inc. Tranche B-1, 4.250%, 10/2/17	22	22
Smile Brands, Inc. Tranche B-1, 7.000%, 12/21/17	369	368
Surgery Center Holdings, Inc. 6.500%, 2/6/17	127	126
Vanguard Health Holding Co., LLC (Vanguard Health System, Inc.) 5.000%, 1/29/16	44	44

		2,173

	PAR VALUE	VALUE
Industrials—1.6%
AWAS Finance Luxemborg SA 0.000%, 6/30/18	$198	$197
Brickman Group Holdings Tranche B-1 5.500%, 10/14/16	480	481
Brock Holdings Ill, Inc. Tranche B, 2.779%, 3/16/18	265	262
Building Materials Holdings Corp. Second Lien 8.000%, 1/5/15(9)	49	43
Goodman Global, Inc. Second Lien, 9.000%, 10/30/17	101	102
Harland Clarke Holdings Corp. (Clarke American Corp.) Tranche B, 2.788%, 6/30/14	750	674
Intelligrated, Inc. First Lien 7.500%, 2/17/17	441	441
North American Chemical Corp. (NAMM Holdings, Inc.) 0.000%, 4/4/17	147	147
Vertrue LLC First Lien 9.250%, 8/16/14(11)	165	52
Zuffa LLC First Lien 9.250%, 6/8/15	750	750

		3,149

Information Technology—3.2%
Applied Systems, Inc. Second Lien, 9.250%, 6/8/17	333	333
Avaya, Inc. Tranche B-1, 3.216%, 10/24/14	269	254
Tranche B-3 3.216%, 10/26/17	540	480
AVG Technologies N.V. 7.500%, 3/15/16	372	363
DataTel, Inc. 0.000%, 7/19/18	299	302
DynCorp International LLC 6.250%, 7/7/16	293	293
First Data Corp. Tranche B-3, 2.995%, 9/24/14	365	352
Tranche B-1, 2.995%, 9/24/14	255	246
Freescale Semiconductor, Inc. Tranche B-1, 4.488%, 12/1/16	472	448
Lawson Software Tranche B 6.250%, 4/5/18	800	805
Novell, Inc. (fka Attachmate Corp.) First Lien, 7.250%, 11/22/17	540	535
Smart Modular Technologies (Global), Inc. 8.250%, 8/26/17	248	201
Sorenson Communications, Inc. Tranche C, 6.000%, 8/16/13	213	206
Spansion LLC 4.750%, 2/9/15	281	282

Refer to Footnote Legend on page 14.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—continued
SRA International, Inc. 6.500%, 7/20/18	$336	$326
Wall Street Systems, Inc. Second Lien, 9.000%, 6/20/18	335	334
Zayo Group, LLC 0.000%, 6/30/19	312	314

		6,074

Materials—0.8%
Anchor Glass Container Corp. First Lien, 10.000%, 3/2/16	48	48
Second Lien, 10.000%, 9/2/16	50	50
AZ Chem US, Inc. 7.250%, 12/22/17	356	359
Berry Plastics Group, Inc. Tranche C, 6.000%, 4/3/15	140	136
CPG International, Inc. 6.000%, 2/18/17	262	253
New Sunward Holding BV Tranche B, 4.741%, 2/14/14	396	368
Waupaca Foundry, Inc. 0.000%, 6/5/17	286	285

		1,499

Telecommunication Services—1.0%
Hawaiian Telcom Communications, Inc. 7.000%, 2/28/17	300	299
Level 3 Financing, Inc. 0.000%, 9/3/18	575	576
Presidio, Inc. 7.250%, 3/31/17	219	221
U.S. TelePacific Corp. 5.750%, 2/23/17	270	251
Univision Communications, Inc. First Lien 4.495%, 3/31/17	566	537

		1,884

Utilities—0.2%
Texas Compeptitive Electric Holdings Co. LLC 4.740%, 10/10/17	465	279
TOTAL LOAN AGREEMENTS (Identified Cost $29,945)		29,692

	SHARE	VALUE

PREFERRED STOCK—2.5%

Financials—2.2%
Ally Financial, Inc. 144A 7.000%(4)	439	391
Ally Financial, Inc. Series A, 8.500%(3)	20,000	459

	SHARE	VALUE
Banco Bilbao Vizcaya Argentaria S.A. International Preferred S.A. Unipersonal 5.920%(3)	380	$224
Banco do Brasil S.A. 144A 8.500%(3)(4)	200	230
Bank of America Corp. Series K, 8.000%(3)	625	651
FNMA Series S, 8.250%(2)(3)	63	101
JPMorgan Chase & Co. Series 1, 7.900%(3)	525	575
PNC Financial Services Group, Inc. Series K 8.250%(3)	325	336
Saul Centers, Inc. Series A 8.000%	425	11
U.S. Bancorp Series G(3) 6.000%	14,600	400
UOB Cayman Ltd. 144A 5.80%(3)(4)	700	719
Zions Bancorp, Series C, ADR 9.500%	5,000	131

		4,228

Industrials—0.3%
Seaspan Corp. Series C, 9.50%	20	544
TOTAL PREFERRED STOCK (Identified Cost $5,358)		4,772

COMMON STOCKS—0.0%

Consumer Discretionary—0.0%
Mark IV Industries	828	$28

Financials—0.0%
CIT Group, Inc.(2)	1,257	45
TOTAL COMMON STOCKS (Identified Cost $52)		73
TOTAL LONG TERM INVESTMENTS—98.6% (Identified cost $186,161)		190,255

SHORT-TERM INVESTMENTS—0.0%

Money Market Mutual Funds—0.0%
Dreyfus Cash Management Fund – Institutional Shares (seven-day effective yield 0.080%)	8,993	9
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $9)		9
TOTAL INVESTMENTS—98.6% (Identified Cost $186,169)		190,264	(1)
Other assets and liabilities, net—1.4%		2,784

NET ASSETS—100.0%		$193,048

Abbreviations:

ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GmbH	Limited liability company
NATL	National Public Finance Guarantee Corp.
OJSC	Open Joint Stock Company (Russia)
PIK	Payment-in-Kind Security
plc	Public Limited Co.
SAB	de CV A variable capital company.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2012.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities amounted to a value of $46,009 or 23.8% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	No contractual maturity date
(7)	Interest payments may be deferred.
(8)	Issuer may elect not to pay interest causing the payment to be forfeited and no longer due. The issuer has not invoked this election since the fund purchased this security.
(9)	Illiquid security.
(10)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(11)	Security in default.
(12)	Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
(13)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower named here is that of the borrower.

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLZ	Polish Zloty
TRY	Turkish Lira
ZAR	South African Rand

Refer to Key Investment Terms on page 2.

See Notes to Financial Statements

VIRTUS MULTI-SECTOR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

Country Weightings†
United States	70%
Brazil	4
United Kingdom	3
Argentina	2
Canada	2
Russia	2
Luxembourg	1
Other	16
Total	100%
† % of total investments as of June 30, 2012

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2012

(See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2012	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$7,171	$—	$7,171	$—
Corporate Bonds And Notes	87,890	—	87,870	20
Foreign Government Securities	20,234	—	20,234	—
Loan Agreements	29,692	—	29,640	52
Mortgage-Backed Securities	34,631	—	34,631	—
Municipal Bonds	3,089	—	3,089	—
U.S. Government Securities	2,703	—	2,703	—
Equity Securities:
Common Stocks	73	45	—	28
Preferred Stock	4,772	1,086	3,686	—
Short-Term Investments	9	9	—	—

Total Investments	$190,264	$1,140	$189,024	$100

Securities held by the Series with an end of period Value of $544 were transferred from Level 2 to Level 1 since starting to use an exchange price.

The following is a reconciliation of assets of the Series for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Investment in Securities	Corporate Bonds and Notes		Loan Agreements		Common Stocks
Beginning Balance December 31, 2011:	$137	$47		$54		$36
Accrued discount/(premium)	— (c)	—		—	(c)	—
Realized gain (loss)	(7)	—		—	(c)	(7)
Change in unrealized appreciation (depreciation)	7	(27)		2		32
Purchases	5	—		—		5
Sales(b)	(42)	—		(4)		(38)
Transfers into Level 3(a)	—	—		—		—
Transfers from Level 3(a)	—	—		—		—

Ending Balance June 30, 2012	$100	$20	(d)	$52		$28

(a)	“Transfers in and/or out” represent the ending value as of June 30, 2012, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities, if applicable.
(c)	Amount is less than $500.
(d)	Includes internally fair valued securities currently priced at $0.

See Notes to Financial Statements

VIRTUS PREMIUM ALPHASECTOR™ SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—99.9%
Consumer Discretionary Select Sector SPDR Fund	6,600	$289
Consumer Staples Select Sector SPDR Fund	8,270	287
Health Care Select Sector SPDR Fund	7,670	291
Industrial Select Sector SPDR Fund	8,150	291
Technology Select Sector SPDR Fund	10,050	289
Utilities Select Sector SPDR Fund	7,860	291
TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,609)		1,738
TOTAL LONG TERM INVESTMENTS—99.9% (Identified cost $1,609)		1,738

SHORT-TERM INVESTMENTS—1.0%

Money Market Mutual Funds—1.0%
Dreyfus Cash Management Fund – Institutional Shares (seven-day effective yield 0.080%)	17,786	18
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $18)		18
TOTAL INVESTMENTS—100.9% (Identified Cost $1,627)		1,756	(1)
Other assets and liabilities, net—(0.9)%		(15)

NET ASSETS—100.0%		$1,741

Abbreviations:

SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2012	Level 1 – Quoted Prices
Equity Securities:
Exchange-Traded Funds	$1,738	$1,738
Short-Term Investments	18	18

Total Investments	$1,756	$1,756

There are no Level 2 (significant observable inputs ) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS REAL ESTATE SECURITIES SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.7%

Real Estate Investment Trusts—97.7%

Diversified—4.4%
Digital Realty Trust, Inc.	23,911	$1,795
Vornado Realty Trust	36,236	3,043

		4,838

Health Care—12.2%
HCP, Inc.	76,146	3,362
Health Care REIT, Inc.	65,715	3,831
Ventas, Inc.	97,766	6,171

		13,364

Industrial/Office—19.1%

Industrial—4.6%
DCT Industrial Trust, Inc.	184,700	1,164
Prologis, Inc.	115,837	3,849

		5,013

Mixed—1.3%
Duke Realty Corp.	95,630	1,400

Office—13.2%
Alexandria Real Estate Equities, Inc.	10,211	743
BioMed Realty Trust, Inc.	115,855	2,164
Boston Properties, Inc.	45,114	4,889
Kilroy Realty Corp.	90,033	4,358
SL Green Realty Corp.	29,321	2,353

		14,507

		20,920

Lodging/Resorts—5.1%
Host Hotels & Resorts, Inc.	218,674	3,459
LaSalle Hotel Properties	74,013	2,157

		5,616

Residential—21.3%

Apartments—19.2%
Apartment Investment & Management Co. Class A	23,899	646
AvalonBay Communities, Inc.	34,608	4,896
BRE Properties, Inc.	29,806	1,491
Camden Property Trust	44,100	2,984
Campus Crest Communities, Inc.	14,843	154
Equity Residential	97,859	6,103
Essex Property Trust, Inc.	19,461	2,996
UDR, Inc.	69,377	1,793

		21,063

Manufactured Homes—2.1%
Equity Lifestyle Properties, Inc.	33,016	2,277

		23,340

	SHARES	VALUE
Retail—25.1%

Regional Malls—19.4%
General Growth Properties, Inc.	161,721	$2,926
Macerich Co. (The)	21,697	1,281
Simon Property Group, Inc.	83,806	13,045
Taubman Centers, Inc.	52,478	4,049

		21,301

Shopping Centers—5.7%
DDR Corp.	134,653	1,971
Kimco Realty Corp.	96,184	1,830
Regency Centers Corp.	11,300	538
Weingarten Realty Investors	73,070	1,925

		6,264

		27,565

Self Storage—10.5%
CubeSmart	72,862	850
Extra Space Storage, Inc.	142,430	4,358
Public Storage	43,367	6,263

		11,471
TOTAL COMMON STOCKS (Identified cost $52,721)		107,114
TOTAL LONG TERM INVESTMENTS—97.7% (Identified cost $52,721)		107,114

SHORT-TERM INVESTMENTS—1.7%

Money Market Mutual Funds—1.7%
Dreyfus Cash Management Fund – Institutional Shares (seven-day effective yield 0.080%)	1,885,719	1,886
TOTAL SHORT-TERM INVESTMENTS (Identified cost $1,886)		1,886
TOTAL INVESTMENTS—99.4% (Identified cost $54,607)		109,000	(1)
Other assets and liabilities, net—0.6%		619

NET ASSETS—100.0%		$109,619

Abbreviation Legend:

REIT	Real Estate Investment Trust

Footnote Legend

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2012	Level 1 – Quoted Prices
Common Stocks:
Comman Stocks	$107,114	$107,114
Short-Term Investments	1,886	1,886

Total Investments	$109,000	$109,000

There are no Level 2 (significant observable inputs ) or Level 3 (significant unobservable inputs) priced securities.

Refer to Key Investment Terms on page 2.

See Notes to Financial Statements

VIRTUS SMALL-CAP GROWTH SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.2%

Consumer Discretionary—16.1%
Aaron’s, Inc.	62,200	$1,761
Hibbett Sports, Inc.(2)	32,300	1,864
Monro Muffler Brake, Inc.	52,000	1,728
Morningstar, Inc.	33,300	1,926
Pool Corp.	62,500	2,529

		9,808

Consumer Staples—3.2%
PriceSmart, Inc.	29,000	1,958

Financials—6.2%
Cohen & Steers, Inc.	55,300	1,908
Financial Engines, Inc.(2)	87,200	1,871

		3,779

Health Care—23.7%
Abaxis, Inc.(2)	66,200	2,450
National Research Corp.	95,668	5,008
Quality Systems, Inc.	25,300	696
Sirona Dental Systems, Inc.(2)	72,300	3,254
Techne Corp.	41,400	3,072

		14,480

Industrials—14.6%
Aaon, Inc.	108,500	2,045
Copart, Inc.(2)	136,300	3,229
Heartland Express, Inc.	102,000	1,460
HEICO Corp. Class A	40,812	1,316
Omega Flex, Inc.(2)	71,100	847

		8,897

Information Technology—32.4%
ANSYS, Inc.(2)	38,200	2,411
Blackbaud, Inc.	33,400	857
ClickSoftware Technologies Ltd.	205,000	1,658
FactSet Research Systems, Inc.	7,200	669
FLIR Systems, Inc.	130,300	2,541
Hittite Microwave Corp.(2)	60,500	3,093
MercadoLibre, Inc.	39,500	2,994
Mesa Laboratories, Inc.	12,900	600
NVE Corp.(2)	44,400	2,387
ScanSource, Inc.(2)	84,800	2,598

		19,808
TOTAL COMMON STOCKS (Identified Cost $51,610)		58,730
TOTAL LONG TERM INVESTMENTS—96.2%
(Identified cost $51,610)		58,730

	SHARES	VALUE
SHORT-TERM INVESTMENTS—0.9%

Money Market Mutual Funds—0.9%
Dreyfus Cash Management Fund – Institutional Shares (seven-day effective yield 0.080%)	557,803	$558
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $558)		558
TOTAL INVESTMENTS—97.1% (Identified Cost $52,168)		59,288	(1)
Other assets and liabilities, net—2.9%		1,794

NET ASSETS—100.0%		$61,082

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

Country Weightings†
United States	92%
Argentina	5
Israel	3
Total	100%
† % of total investments as of June 30, 2012

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2012	Level 1 – Quoted Prices
Equity Securities:
Common Stocks	$58,730	$58,730
Short-Term Investments	558	558

Total Investments	$59,288	$59,288

There are no Level 2 (significant observable inputs ) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS SMALL-CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.2%

Consumer Discretionary—10.2%
Hillenbrand, Inc.	306,000	$5,624
John Wiley & Sons, Inc. Class A	140,000	6,859

		12,483

Consumer Staples—8.3%
National Beverage Corp.(2)	160,700	2,401
WD-40 Co.	155,700	7,755

		10,156

Energy—6.5%
CARBO Ceramics, Inc.	28,500	2,187
World Fuel Services Corp.	151,500	5,761

		7,948

Financials—17.8%
Eaton Vance Corp.	103,921	2,801
Entertainment Properties Trust	75,500	3,104
First Cash Financial Services, Inc.(2)	158,100	6,351
RLI Corp.	77,800	5,306
Westamerica Bancorp	91,000	4,294

		21,856

Health Care—7.5%
Owens & Minor, Inc.	217,800	6,671
Young Innovations, Inc.	72,323	2,495

		9,166

Industrials—21.7%
CLARCOR, Inc.	91,200	4,392
Corporate Executive Board Co. (The)	105,000	4,292
Graco, Inc.	125,600	5,788
Landstar System, Inc.	139,900	7,236
Lincoln Electric Holdings, Inc.	112,800	4,940

		26,648

Information Technology—23.5%
ADTRAN, Inc.	145,000	4,378
Badger Meter, Inc.	75,000	2,816
Cabot Microelectronics Corp.	62,000	1,811
Cass Information Systems, Inc.	102,269	4,116
Computer Services, Inc.	90,500	2,914
Jack Henry & Associates, Inc.	171,100	5,906
Syntel, Inc.	113,800	6,908

		28,849

Materials—1.7%
Balchem Corp.	66,000	2,152
TOTAL COMMON STOCKS (Identified Cost $107,188)		119,258
TOTAL LONG TERM INVESTMENTS—97.2%
(Identified cost $107,188)		119,258

	SHARES	VALUE
SHORT-TERM INVESTMENTS—3.4%

Money Market Mutual Funds—3.4%
Dreyfus Cash Management Fund – Institutional Shares (seven-day effective yield 0.080%)	4,160,112	$4,160
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,160)		4,160
TOTAL INVESTMENTS—100.6% (Identified Cost $111,348)		123,418	(1)
Other assets and liabilities, net—(0.6)%		(718)

NET ASSETS—100.0%		$122,700

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2012	Level 1 – Quoted Prices
Equity Securities:
Common Stocks	$119,258	$119,258
Short-Term Investments	4,160	4,160

Total Investments	$123,418	$123,418

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—2.7%
U.S. Treasury Bond
4.250%, 11/15/40	$280		$367
3.750%, 8/15/41	400		483
3.125%, 11/15/41	1,250		1,346
U.S. Treasury Note
2.000%, 11/15/21	260		270
1.750%, 5/15/22	1,200		1,211
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $3,516)			3,677

MUNICIPAL BONDS—2.5%

California—1.2%
Alameda Corridor Transportation Authority Taxable Series 99 – C, (NATL Insured) 6.600%, 10/1/29	1,000		1,085
Kern County Pension Obligation Taxable (NATL-RE Insured) 7.260%, 8/15/14	335		349
Sonoma County Pension Obligation Taxable (FSA Insured) 6.625%, 6/1/13	215		219

			1,653

Florida—0.1%
Miami-Dade County Educational Facilities Authority Taxable Series C 5.480%, 4/1/16	105		115

Kentucky—0.1%
Commonwealth of Kentucky Taxable 3.165%, 4/1/18	140		145

Pennsylvania—1.0%
City of Pittsburgh Pension Obligation Taxable Series C (NATL-RE, FGIC Insured) 6.500%, 3/1/17	1,250		1,407

Virginia—0.1%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46	220		141
TOTAL MUNICIPAL BONDS
(Identified Cost $3,177)			3,461

FOREIGN GOVERNMENT SECURITIES—1.1%
Bolivarian Republic of Venezuela
RegS 9.250%, 9/15/27(5)	45		37
Commonwealth of Australia
Series 118, 6.500%, 5/15/13	145	AUD	153
Commonwealth of Canada 2.000%, 9/1/12	372	CAD	366

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—continued
Commonwealth of New Zealand Series 413, 6.500%, 4/15/13	197	NZD	$162
Kingdom of Norway Series 470 6.500%, 5/15/13	359	NOK	63
Kingdom of Sweden Series 1041, 6.750%, 5/5/14	520	SEK	83
Republic of Iceland 144A 5.875%, 5/11/22(4)	$135		131
Republic of Lithuania 144A 7.375%, 2/11/20(4)	150		177
Republic of Turkey 6.750%, 5/30/40	100		117
Slovak Republic 144A 4.375%, 5/21/22(4)	200		197
United Mexican States Series M, 6.000%, 6/18/15	1,475	MXN	114
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $1,563)			1,600

MORTGAGE-BACKED SECURITIES—12.3%

Agency—5.3%
FNMA
4.000%, 6/1/20	138		148
4.500%, 7/1/20	14		15
6.500%, 10/1/31	11		13
6.000%, 9/1/32	35		39
5.000%, 10/1/35	166		180
6.000%, 9/1/36	75		83
5.500%, 4/1/37	74		81
5.500%, 7/1/37	216		236
6.000%, 10/1/37	104		115
5.000%, 6/1/38	172		186
5.500%, 6/1/38	49		54
5.500%, 6/1/38	59		64
5.500%, 11/1/38	100		109
4.000%, 1/1/39	165		176
5.000%, 1/1/39	78		84
6.000%, 1/1/39	134		147
4.500%, 3/1/39	139		149
5.000%, 3/1/39	110		119
6.000%, 3/1/39	96		106
4.500%, 4/1/39	283		312
4.000%, 5/1/39	424		452
4.500%, 2/1/40	177		194
4.000%, 10/1/40	505		538
3.500%, 2/1/41	887		933
4.500%, 4/1/41	1,051		1,133
4.000%, 7/1/41	186		198
3.500%, 1/1/42	397		419
3.500%, 4/1/42	598		631
GNMA
6.500%, 11/15/23	50		57
6.500%, 12/15/23	7		8
6.500%, 2/15/24	59		68
6.500%, 6/15/28	89		104
6.500%, 7/15/31	45		52
6.500%, 11/15/31	33		38

	PAR VALUE	VALUE
Agency—continued
6.500%, 2/15/32	$51	$60
6.500%, 4/15/32	50	58

		7,359

Non-Agency—7.0%
Bear Stearns Adjustable Rate Mortgage Trust 04-1, 21A1
2.736%, 4/25/34(3)	216	199
04-10, 12A3 2.790%, 1/25/35(3)	203	179
Bear Stearns Commercial Mortgage Securities 06-PW12, A4
5.901%, 9/11/38(3)	570	648
07-PW18, AM 6.084%, 6/11/50(3)	550	591
Chase Mortgage Finance Corp. 07-A1,10A1 3.063%, 2/25/37(3)	157	146
Citigroup – Deutsche Bank Commercial Mortgage Trust 06-CD2, A4 5.482%, 1/15/46(3)	590	657
Deutsche Bank – UBS Mortgage Trust 11-LC1A, A3, 144A 5.002%, 11/10/46(4)	140	158
Extended Stay America Trust 10-ESHA, D, 144A 5.498%, 11/5/27(4)	260	262
GE Capital Commercial Mortgage Corp. 03-C1, C 4.975%, 1/10/38(3)	175	178
GMAC Mortgage Corp. Loan Trust 04-AR1, 12A 3.381%, 6/25/34(3)	131	132
Goldman Sachs Mortgage Securities Corp. II 07-GG10, A4 5.979%, 8/10/45(3)	240	266
JPMorgan Chase Commercial Mortgage Securities Corp. 10-CNTR, A1, 144A 3.300%, 8/5/32(4)	277	294
10-CNTR, A2, 144A 4.311%, 8/5/32(4)	300	318
06-CB17, AM 5.464%, 12/12/43	170	162
06-LDP7, AM 6.064%, 4/15/45(3)	125	135
07-LD12, A4 5.882%, 2/15/51(3)	425	483
JPMorgan Chase Mortgage Trust 06-A4, 3A1 5.518%, 6/25/36(3)	156	133
Lehman Brothers – UBS Commercial Mortgage Trust
06-C3, AM 5.712%, 3/15/39(3)	130	139
06-C6, A4 5.372%, 9/15/39	325	369
07-C6, A2 5.845%, 7/15/40	244	249
07-C7, A3 5.866%, 9/15/45(3)	700	803
Mastr Alternative Loans Trust 04-6,10A1 6.000%, 7/25/34	130	132
Merrill Lynch Mortgage Investors, Inc. 98-C1, C 6.750%, 11/15/26(3)	125	136
Morgan Stanley Capital I, Inc. 06-IQ12, A4 5.332%, 12/15/43	525	596

Refer to Footnote Legend on page 24.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(4)	$166	$169
Residential Accredit Loans, Inc. 04-QS16, 1A5 5.500%, 12/25/34	123	119
Structured Asset Securities Corp. 03-21, 2A2 5.250%, 8/25/33	52	54
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.769%, 1/25/37(3)	153	153
Timberstar Trust 06-1A, A, 144A 5.668%, 10/15/36(4)	675	756
Wachovia Bank Commercial Mortgage Trust
07-C33, A4 6.097%, 7/15/17(3)	425	476
07-C30, A5 5.342%, 12/15/43	285	308
05-C22, AM 5.491%, 12/15/44(3)	20	22
07-C33, A5 6.097%, 2/15/51(3)	140	156

		9,578
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $15,332)		16,937

ASSET-BACKED SECURITIES—2.4%
Bayview Financial Acquisition Trust 06-A, 1A2 5.483%, 2/28/41(3)	151	151
Chrysler Financial Auto Securitization Trust 10-A, C 2.000%, 1/8/14	300	301
CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34(3)	250	223
Dominos Pizza Master Issuer LLC 12-1A, A2, 144A 5.216%, 1/25/42(4)	224	234
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	214	205
JPMorgan Mortgage Acquisition Corp.
06-CW2, AF3 5.777%, 8/25/36(3)	470	208
06-CW2, AF4 6.080%, 8/25/36(3)	530	242
Lehman XS Trust 05-5, 3A2B 5.420%, 11/25/35(3)	261	247
Orange Lake Timeshare Trust 12-AA, B 144A 4.870%, 3/10/27(4)	128	131
Popular ABS Mortgage Pass-Through-Trust 05-5, AF3 5.086%, 11/25/35(3)	88	81
Residential Funding Mortgage Securities II, Inc. 06-HSA1, A3 5.230%, 2/25/36(3)	725	549
Santander Drive Auto Receivables Trust
11-2, B 2.660%, 1/15/16	240	244
11-2, C 3.280%, 6/15/16	100	101
10-B, C 144A 3.020%, 10/17/16(4)	250	254

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—continued
Terwin Mortgage Trust 04-15AL, A1 144A 5.819%, 7/25/34(3)(4)	$82	$72
Trip Rail Master Funding LLC 11-1A, A1A, 144A 4.370%, 7/15/41(4)	98	100
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $4,062)		3,343
CORPORATE BONDS AND NOTES—17.1%

Consumer Discretionary—1.4%
Arcos Dorados B.V. 144A 7.500%, 10/1/19(4)	$125	$136
Dana Holding Corp. 6.500%, 2/15/19	10	11
Gap, Inc. (The) 5.950%, 4/12/21	75	78
Hasbro, Inc. 6.300%, 9/15/17	200	228
Hyatt Hotels Corp. 5.375%, 8/15/21	100	110
International Game Technology 7.500%, 6/15/19	150	179
Korea Expressway Corp. 144A 4.500%, 3/23/15(4)	100	106
Lotte Shopping Co. Ltd. 144A 3.375%, 5/9/17(4)	200	203
Nissan Motor Acceptance Corp. 144A 4.500%, 1/30/15(4)	160	170
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	267	272
Penn National Gaming, Inc. 8.750%, 8/15/19	85	95
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(4)	40	37
QVC, Inc. 144A 5.125%, 7/2/22(4)	135	138
Seneca Gaming Corp. 144A 8.250%, 12/1/18(4)	15	15
Time Warner Cable, Inc. 5.850%, 5/1/17	130	153
Wyndham Worldwide Corp.
6.000%, 12/1/16	2	2
5.750%, 2/1/18	25	28

		1,961

Consumer Staples—0.5%
BAT International Finance plc 144A 3.250%, 6/7/22(4)	145	143
Flowers Foods, Inc. 4.375%, 4/1/22	120	121
Sigma Alimentos SA de CV 144A 5.625%, 4/14/18(4)	150	162
Tate & Lyle International Finance plc 144A 6.625%, 6/15/16(4)	275	313

		739

Energy—1.3%
Anadarko Petroleum Corp. 6.375%, 9/15/17	160	186
Bill Barrett Corp. 7.625%, 10/1/19	100	101

	PAR VALUE	VALUE
Energy—continued
Calumet Specialty Products Partners LP (Calumet Finance Corp.)
9.375%, 5/1/19	$30	$30
144A 9.625%, 8/1/20(4)	55	56
Everest Acquisition LLC (Everest Acquisition Finance, Inc.) 144A 6.875%, 5/1/19(4)	55	58
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(4)	125	120
Frontier Oil Corp. 6.875%, 11/15/18	45	47
Lukoil International Finance BV 144A 7.250%, 11/5/19(4)	175	197
Petrobras International Finance Co. 5.375%, 1/27/21	100	108
Petroleos de Venezuela SA
RegS 5.250%, 4/12/17(5)	25	18
RegS 8.500%, 11/2/17(5)	95	77
Petroleos Mexicanos 144A 5.500%, 6/27/44(4)	150	153
Petroplus Finance Ltd. 144A 6.750%, 5/1/14(4)(8)	150	19
Petropower I Funding Trust 144A 7.360%, 2/15/14(4)(9)	143	147
Pioneer Drilling Co.
9.875%, 3/15/18	20	21
144A 9.875%, 3/15/18(4)	20	21
QEP Resources, Inc. 6.875%, 3/1/21	100	112
Rowan Cos., Inc. 4.875%, 6/1/22	140	141
Targa Resources Partners LP (Targa Resources Partners Finance Corp.) 144A 6.375%, 8/1/22(4)	130	130
Transocean, Inc. 6.375%, 12/15/21	30	34
Weatherford International Ltd. 9.625%, 3/1/19	45	59

		1,835

Financials—8.1%
ADCB Finance Cayman Ltd. 144A 4.750%, 10/8/14(4)	150	159
Aflac, Inc. 8.500%, 5/15/19	100	131
Alta Mesa Holdings LP (Alta Mesa Finance Services Corp.) 9.625%, 10/15/18	75	74
American International Group, Inc. 4.875%, 9/15/16	50	53
Associated Banc Corp. 5.125%, 3/28/16	55	59
Assurant, Inc. 5.625%, 2/15/14	250	261
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.500%, 3/10/21(4)	150	151
Banco Bradesco SA 144A 5.900%, 1/16/21(4)	150	156
Banco de Credito del Peru 144A 4.750%, 3/16/16(4)	150	154

Refer to Footnote Legend on page 24.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—continued
Banco do Brasil SA 144A 5.375%, 1/15/21(4)	$150	$152
Banco Santander SA
144A 4.500%, 4/6/15(4)	100	100
144A 3.750%, 9/22/15(4)	100	100
Banco Votorantim SA 144A 7.375%, 1/21/20(4)	130	137
Bank of America Corp. 5.650%, 5/1/18	400	428
Barclays Bank plc
144A 5.926%,(3)(4)(6)(7)	100	91
5.200%, 7/10/14	140	148
Bear Stearns Cos., Inc. LLC (The) 7.250%, 2/1/18	250	299
Blackstone Holdings Finance Co., LLC 144A 6.625%, 8/15/19(4)	135	148
Boston Properties LP 3.850%, 2/1/23	135	136
Brandywine Operating Partnership LP 4.950%, 4/15/18	110	113
Capital One Capital IV 8.875%, 5/15/40	100	102
Capital One Financial Corp. 6.150%, 9/1/16	125	140
Citigroup, Inc.
5.000%, 9/15/14	40	41
5.500%, 2/15/17	195	204
City National Corp. 5.250%, 9/15/20	100	106
Credit Suisse 6.000%, 2/15/18	125	134
Deutsche Bank Financial LLC 5.375%, 3/2/15	131	136
Discover Bank 7.000%, 4/15/20	250	291
DNB Bank ASA 144A 3.200%, 4/3/17(4)	300	304
Equity One, Inc. 6.250%, 12/15/14	100	107
Fidelity National Financial, Inc. 6.600%, 5/15/17	175	189
Fifth Third Bancorp 4.500%, 6/1/18	150	159
First Niagara Financial Group, Inc. 6.750%, 3/19/20	125	142
General Electric Capital Corp. 5.375%, 10/20/16	200	226
Genworth Financial, Inc.
5.750%, 6/15/14	125	127
7.625%, 9/24/21	90	85
Glen Meadow Pass-Through-Trust 144A 6.505%, 2/12/67(3)(4)	135	98
Goldman Sachs Group, Inc. (The) 5.950%, 1/18/18	165	177
Hana Bank 144A 4.500%, 10/30/15(4)	150	159
HCP, Inc.
3.750%, 2/1/19	60	60
5.375%, 2/1/21	60	66
Health Care REIT, Inc. 4.700%, 9/15/17	150	159

	PAR VALUE	VALUE
Financials—continued
HRPT Properties Trust 5.750%, 11/1/15	$275	$287
Huntington Bancshares, Inc. 7.000%, 12/15/20	80	94
Hutchison Whampoa International Ltd. Series 11 144A 4.625%, 1/13/22(4)	225	236
Hyundai Capital Services, Inc. 144A 6.000%, 5/5/15(4)	100	109
International Lease Finance Corp. 6.250%, 5/15/19	96	98
Jefferies Group, Inc. 5.125%, 4/13/18	109	106
JPMorgan Chase & Co. 5.250%, 5/1/15	250	270
KeyBank NA 4.950%, 9/15/15	170	182
Kimco Realty Corp. 6.875%, 10/1/19	150	180
Korea Development Bank 4.375%, 8/10/15	100	107
Korea Finance Corp. 4.625%, 11/16/21	200	217
Lincoln National Corp. 6.050%, 4/20/67(3)	50	46
Lloyds Banking Group Capital No.1 plc 144A 7.875%, 11/1/20(4)	150	136
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(4)	150	148
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)	100	100
Morgan Stanley
3.800%, 4/29/16	150	145
5.750%, 10/18/16	100	103
National Retail Properties, Inc. 5.500%, 7/15/21	150	159
Nordea Bank AB 144A 4.875%, 1/14/21(4)	200	218
ORIX Corp. 5.000%, 1/12/16	86	90
Progressive Corp. (The) 6.700%, 6/15/37(3)	160	166
Prudential Financial, Inc. 8.875%, 6/15/38(3)	50	59
Regions Financial Corp.
7.750%, 11/10/14	50	54
5.750%, 6/15/15	55	58
Royal Bank of Scotland plc (The)
4.875%, 3/16/15	100	103
3.950%, 9/21/15	50	51
5.625%, 8/24/20	150	159
Santander U.S. Debt S.A. 144A 3.724%, 1/20/15(4)	145	135
Senior Housing Properties Trust 4.300%, 1/15/16	125	125
SLM Corp. 6.250%, 1/25/16	100	105
Societe Generale SA 144A 3.500%, 1/15/16(4)	105	104
Spansion LLC 7.875%, 11/15/17	100	96
Unum Group 7.125%, 9/30/16	125	144

	PAR VALUE	VALUE
Financials—continued
Vanguard Health Holding Co. II, LLC (Vanguard Holding Co. II, Inc.) 7.750%, 2/1/19	$56	$57
Ventas Realty LP (Ventas Capital Corp.) 4.000%, 4/30/19	145	149
Vnesheconombank (VEB Finance plc) 144A 6.902%, 7/9/20(4)	155	168
Webster Financial Corp. 5.125%, 4/15/14	65	64
Willis Group Holdings plc 5.750%, 3/15/21	125	136

		11,226

Health Care—0.4%
Express Scripts Holding 144A 3.900%, 2/15/22(4)	140	145
Patheon, Inc. 144A 8.625%, 4/15/17(4)	20	20
Quest Diagnostics, Inc. 6.400%, 7/1/17	280	331

		496

Industrials—2.0%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(4)	75	77
Aircastle Ltd. 7.625%, 4/15/20	55	56
America West Airlines, Inc. Pass-Through-Trust 00-1, G 8.057%, 7/2/20	146	154
AWAS Aviation Capital Ltd. 144A 7.000%, 10/15/16(4)	128	134
CHC Helicopter SA 9.250%, 10/15/20	100	98
Continental Airlines Pass-Through-Trust,
98-1, A, 6.648%, 9/15/17	260	274
99-1 6.545%, 2/2/19	214	229
01-A1 6.703%, 6/15/21	63	67
Delta Air Lines, Inc. Pass-Through-Trust 11-1, A 5.300%, 4/15/19	303	323
Deluxe Corp. 7.000%, 3/15/19	60	62
Embraer SA 5.150%, 6/15/22	145	149
Equifax, Inc. 6.300%, 7/1/17	240	278
Iron Mountain, Inc. 7.750%, 10/1/19	100	108
JMC Steel Group 144A 8.250%, 3/15/18(4)	110	110
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	130	141
Owens Corning, Inc. 6.500%, 12/1/16	60	67
Steelcase, Inc. 6.375%, 2/15/21	150	159

Refer to Footnote Legend on page 24.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—continued
Teekay Corp. 8.500%, 1/15/20	$75	$76
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(4)	150	163

		2,725

Information Technology—0.4%
Amkor Technology, Inc. 6.625%, 6/1/21	100	100
Broadridge Financial Solutions, Inc. 6.125%, 6/1/17	250	263
EarthLink, Inc. 8.875%, 5/15/19	100	98
Intuit, Inc. 5.750%, 3/15/17	71	81

		542

Materials—1.6%
Alcoa, Inc. 5.400%, 4/15/21	`150	149
Arcelormittal 6.250%, 2/25/22	160	157
Building Materials Corp. of America 144A 6.750%, 5/1/21(4)	10	11
Carpenter Technology Corp. 5.200%, 7/15/21	150	157
Catalyst Paper Corp. 7.375%, 3/1/14(8)(9)	135	3
Celulosa Arauco 7.250%, 7/29/19	150	177
CRH America, Inc.
6.000%, 9/30/16	255	279
8.125%, 7/15/18	150	179
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	100	111
Libbey Glass, Inc. 144A 6.875%, 5/15/20(4)	115	119
Packaging Corp of America 3.900%, 6/15/22	150	151
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(4)	200	203
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(4)(10)	100	101
Vale Overseas Ltd. 4.375%, 1/11/22	130	132
Xstrata Canada Corp. 5.500%, 6/15/17	260	290

		2,219

Telecommunication Services—0.7%
Axtel SAB de CV 144A 9.000%, 9/22/19(4)	38	26
CenturyLink, Inc. 6.000%, 4/1/17	150	160
SBA Tower Trust 144A 4.254%, 4/15/15(4)	225	235
Telecom Italia Capital SA 5.250%, 10/1/15	200	198
Telemar Norte Leste SA 144A 5.500%, 10/23/20(4)	100	102

	PAR VALUE	VALUE
Telecommunication Services—continued
Vivendi SA 144A 4.750%, 4/12/22(4)	$140	$138
Windstream Corp. 7.750%, 10/15/20	80	85

		944

Utilities—0.7%
AmeriGas Partners LP (AmeriGas Finance Corp.) 6.250%, 8/20/19	90	91
Centrais Eletricas Brasileiras SA 144A 6.875%, 7/30/19(4)	100	116
Midwest Generation LLC Series B 8.560%, 1/2/16	92	88
NRG Energy, Inc. 7.625%, 5/15/19	50	51
Suburban Propane Partners LP (Suburban Energy Finance Corp.) 7.375%, 3/15/20	45	47
United Energy Distribution Holdings Property Ltd. 144A 5.450%, 4/15/16(4)(9)	500	535

		928
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $22,629)		23,615
LOAN AGREEMENTS(3)—1.0%

Consumer Discretionary—0.3%
Advantage Sales & Marketing, Inc. First Lien, 5.250%, 12/18/17	17	17
Chrysler Group LLC (Chrysler Group Co-Issuer, Inc.) Tranche B, 6.000%, 5/24/17	99	100
Landry’s Restaurant, Inc. Tranche B 6.500%, 4/24/18	110	110
SRAM LLC 6.500%, 6/7/18	30	29
TI Group Automotive Systems LLC Second Lien 6.750%, 3/14/18	83	81
Visant Corp. (Jostens) Tranche B, 5.250%, 12/22/16	71	69

		406

Consumer Staples—0.1%
Del Monte Foods Co. Tranche B 4.500%, 3/8/18	21	21
Revlon Consumer Products Corp. Tranche B, 4.750%, 11/19/17	62	62
Reynolds Group Holdings, Inc. Tranche B, 6.500%, 2/9/18	98	98

		181

Energy—0.1%
NGPL PipeCo LLC 6.750%, 9/15/17	77	76

	PAR VALUE	VALUE
Financials—0.1%
Delos Aircraft, Inc. 4.750%, 4/12/16	$9	$8
iStar Financial, Inc. Tranche A-1, 5.000%, 6/28/13	43	43
MoneyGram International, Inc. 4.250%, 11/17/17	7	7
Springleaf Financial Funding Co. (American General Finance Corp.) 5.500%, 5/10/17	60	57
Walter Investments, Inc. 7.750%, 6/30/16	37	38

		153

Health Care—0.0%
Surgery Center Holdings, Inc. 6.500%, 2/6/17	65	64

Industrials—0.1%
Brickman Group Holdings Tranche B-1 5.500%, 10/14/16	96	96
Brock Holdings Ill, Inc. First Lien, 6.000%, 3/16/17	19	19

		115

Information Technology—0.2%
Lawson Software Tranche B 6.250%, 4/5/18	65	65
Mood Media Corp. First Lien 7.000%, 5/6/18	64	64
Novell, Inc. (Attachmate Corp.) First Lien, 7.250%, 11/22/17	100	99

		228

Materials—0.1%
Anchor Glass Container Corp. First Lien, 6.000%, 3/2/16	66	66
CPG International, Inc. 6.000%, 2/18/17	43	42
General Chemical Corp. Tranche B, 5.375%, 10/6/15	45	45
JMC Steel Group 4.750%, 4/1/17	20	20
Norit Holding B.V. 6.750%, 7/10/17	30	30

		203

Utilities—0.0%
Texas Compeptitive Electric Holdings Co. LLC 4.740%, 10/10/17	65	39
TOTAL LOAN AGREEMENTS (Identified Cost $1,469)		1,465

Refer to Footnote Legend on page 24.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—0.2%

Financials—0.2%
Ally Financial, Inc. 144A 7.000%(4)	84	$75
Banco Bilbao Vizcaya Argentaria S.A. International Preferred S.A. Unipersonal 5.920%(3)	110,000	65
JPMorgan Chase & Co. Series 1, 7.900%(3)	89,000	97
TOTAL PREFERRED STOCK (Identified Cost $201)		237

COMMON STOCKS—59.8%

Consumer Discretionary—8.4%
Amazon.com, Inc.(2)	5,600	1,279
AutoZone, Inc.(2)	5,900	2,167
Comcast Corp. Class A(11)	75,000	2,398
Lululemon Athletica, Inc.(2)	24,000	1,431
McDonald’s Corp.	19,000	1,682
Papa John’s International, Inc.(2)	11,000	523
Yum! Brands, Inc.	34,000	2,190

		11,670

Consumer Staples—4.3%
Altria Group, Inc.(11)	66,000	2,280
PepsiCo, Inc.	32,000	2,261
Procter & Gamble Co. (The)	22,000	1,348

		5,889

Energy—5.9%
Chevron Corp.	13,000	1,372
ConocoPhillips	16,000	894
Continental Resources, Inc.(2)	28,000	1,865
Petroleo Brasileiro S.A. ADR	42,000	788
Whiting Petroleum Corp.(2)(11)	19,000	781
Williams Cos., Inc. (The)	55,000	1,585
WPX Energy, Inc.(2)	54,000	874

		8,159

Financials—6.5%
BB&T Corp.	59,000	1,820
Goldman Sachs Group, Inc. (The)	9,000	863
JPMorgan Chase & Co.	63,000	2,251
Lincoln National Corp.(11)	83,000	1,815
U.S. Bancorp	69,000	2,219

		8,968

Health Care—9.0%
Abbott Laboratories	37,000	2,385
Biogen Idec, Inc.(2)	16,000	2,310
Express Scripts Holding Co.(2)(11)	33,000	1,842
Gilead Sciences, Inc.(2)	43,000	2,205
Johnson & Johnson	21,000	1,419
UnitedHealth Group, Inc.	39,000	2,282

		12,443

	SHARES	VALUE
Industrials—5.6%
Alaska Air Group, Inc.(2)	52,000	$1,867
Cummins, Inc.	17,000	1,647
Deere & Co.(11)	11,000	890
Union Pacific Corp.	16,000	1,909
United Continental Holdings, Inc.(2)	58,000	1,411

		7,724

Information Technology—14.3%
Apple, Inc.(2)	7,000	4,088
Citrix Systems, Inc.(2)	23,000	1,931
Intel Corp.	100,000	2,665
International Business Machines Corp.	13,000	2,542
MasterCard, Inc. Class A	5,300	2,280
QUALCOMM, Inc.	46,000	2,561
VeriSign, Inc.(2)(11)	44,000	1,917
Visa, Inc. Class A	14,000	1,731

		19,715

Materials—4.4%
CF Industries Holdings, Inc.	5,000	969
Cliffs Natural Resources, Inc.	17,000	838
Du Pont (E.I.) de Nemours & Co.	36,000	1,820
Freeport-McMoRan Copper & Gold, Inc.	27,000	920
Monsanto Co.(11)	18,000	1,490

		6,037

Telecommunication Services—1.4%
Verizon Communications, Inc.	43,000	1,911
TOTAL COMMON STOCKS (Identified Cost $63,470)		82,516
TOTAL LONG TERM INVESTMENTS—99.1% (Identified cost $115,419)		136,851

SHORT-TERM INVESTMENTS—0.8%

Money Market Mutual Funds—0.8%
Dreyfus Cash Management Fund—Institutional Shares (seven-day effective yield 0.080%)	1,090,869	1,091
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,091)		1,091
TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—99.9% (Identified Cost $116,510)		137,942	(1)

	CONTRACTS	VALUE
WRITTEN OPTIONS—(0.1)%

Call Options—(0.1)%
Altria Group, Inc. expiring 9/22/12 strike price $34	$100	$(11)
Comcast Corp. Class A expiring 8/18/12 strike price $31	110	(17)
Deere & Co. expiring 9/22/12 strike price $77.50	20	(11)
Express Scripts Holding Co. expiring 8/18/12 strike price $55	60	(14)
Lincoln National Corp. expiring 8/18/12 strike price $22	160	(16)
Monsanto Co. expiring 8/18/12 strike price $80	30	(13)
Verisign, Inc. expiring 9/22/12 strike price $44	80	(16)
Whiting Petroleum Corp. expiring 8/18/12 strike price $40	35	(10)
TOTAL WRITTEN OPTIONS—(0.1)% (Premiums Received $79)		(108)
TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—99.8% (Identified Cost $116,431)		137,834 (1)
Other assets and liabilities, net—0.2%		237

NET ASSETS—100.0%		$138,071

Abbreviations:

AB	AktieBolag. The Swedish equivalent for “Inc.”, “Corp.”, “Ltd.” etc.
ADR	American Depositary Receipt
ASA	Allmennaksjeselskap; a public limited company
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association (“Fannie Mae”)
FSA	Financial Security Assurance, Inc.
GmbH	Limited liability company
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.
plc	Public Limited Co.
REIT	Real Estate Investment Trust
SAB	de CV A variable capital company

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2012, see Note 11 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2012.

Refer to Key Investment Terms on page 2.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2012 (Unaudited)

($ reported in thousands)

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities amounted to a value of $11,261 or 8.2% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)	No contractual maturity date
(8)	Security in default.
(9)	Illiquid security.
(10)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(11)	All or a portion segregated as collateral for written options.

Foreign Currencies:

AUD	Australian Dollar
CAD	Canadian Dollar
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Country Weightings†
United States	91%
Australia	1
Brazil	1
Canada	1
South Korea	1
United Kingdom	1
Other	4
Total	100%
† % of total investments as of June 30, 2012

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2012 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2012	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$3,343	$—	$3,343	$—
Corporate Bonds And Notes	23,615	—	23,612	3
Foreign Government Securities	1,600	—	1,600	—
Loan Agreements	1,465	—	1,465	—
Mortgage-Backed Securities	16,937	—	16,937	—
Municipal Bonds	3,461	—	3,461	—
U.S. Government Securities	3,677	—	3,677	—
Equity Securities:
Preferred Stock	237	—	237	—
Common Stocks	82,516	82,516	—	—
Short-Term Investments	1,091	1,091	—	—
Other Financial Instruments:
Written Options	(108)	(108)	—	—

Total Investments	$137,834	$83,499	$54,332	$3

The following is a reconciliation of assets of the Series for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Corporate Bonds and Notes
Beginning Balance December 31, 2011:	$7
Accrued discount/(premium)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(4)
Purchases	—
Sales(b)	—
Transfers into Level 3(a)
Transfers from Level 3(a)	—

Ending Balance June 30, 2012	$3	(c)

(a)	“Transfers in and/or out” represent the ending value as of June 30, 2012, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities, if applicable.
(c)	None of the securities are internally fair valued.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2012 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Capital Growth Series		Growth & Income Series		International Series		Multi-Sector Fixed Income Series
Assets
Investment in securities at value(1)	$194,640		$144,859		$325,819		$190,264
Foreign currency at value(2)	—		—		2,805		2
Cash	—		—		—		300
Receivables
Investment securities sold	—		—		—		5,055
Fund shares sold	—		—		31		—
Dividends and interest	135		119		912		2,199
Tax reclaims	4		—		593		—
Trustee retainer	7		5		11		5
Prepaid expenses	—	(4)	—	(4)	—	(4)	—	(4)
Other assets	109		83		184		107

Total assets	194,895		145,066		330,355		197,932

Liabilities
Cash overdraft	15		11		25		—
Written call options at value(3)	—		199		—		—
Payables	—		—		—		—
Fund shares repurchased	133		181		125		111
Investment securities purchased	—		—		—		4,507
Investment advisory fee	87		58		164		53
Administration fee	13		9		20		13
Transfer agent fees and expenses	—	(4)	—	(4)	—	(4)	—	(4)
Trustees’ fee and expenses	1		1		2		1
Professional fees	26		24		37		29
Distribution and service fees	40		29		65		39
Trustee deferred compensation plan	109		83		184		107
Other accrued expenses	23		17		46		24

Total liabilities	447		612		668		4,884

Net Assets	$194,448		$144,454		$329,687		$193,048

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$239,050		$129,790		$286,836		$197,902
Accumulated undistributed net investment income (loss)	18		80		1,468		261
Accumulated undistributed net realized gain (loss)	(75,165)		(19,028)		(42,232)		(9,211)
Net unrealized appreciation (depreciation)	30,545		33,612		83,615		4,096

Net Assets	$194,448		$144,454		$329,687		$193,048

Net asset value and offering price per share	$15.37		$13.58		$15.61		$9.41

Shares of beneficial interest outstanding, $1 par value, unlimited authorization	12,647,367		10,634,730		21,121,469		20,515,702

(1) Investments in securities at cost	$164,095		$111,193		$242,178		$186,169
(2) Foreign currency at cost	$—		$—		$2,802		$2
(3) Premiums received	$—		$145		$—		$—
(4) Amount is less than $500.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2012 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Premium AlphaSectorTM Series		Real Estate Securities Series		Small-Cap Growth Series		Small-Cap Value Series		Strategic Allocation Series
Assets
Investment in securities at value(1)	$1,756		$109,000		$59,288		$123,418		$137,942
Cash	—		—		—		—		42
Receivables
Investment securities sold	—		820		1,885		3,604		526
Fund shares sold	—		16		—		—	(3)	—	(3)
Dividends and interest	—	(3)	276		25		90		587
Trustee retainer	—	(3)	4		2		4		5
Prepaid expenses	—	(3)	—	(3)	—	(3)	—	(3)	2
Other assets	1		58		35		71		77

Total assets	1,757		110,174		61,235		127,187		139,181

Liabilities
Cash overdraft	—	(3)	9		5		9		—
Written call options at value(2)	—		—		—		—		108
Payables
Fund shares repurchased	—	(3)	149		38		125		242
Investment securities purchased	—		214		—		4,121		551
Investment advisory fee	1		58		31		88		47
Administration fee	—	(3)	7		4		8		10
Transfer agent fees and expenses	—	(3)	1		—	(3)	—	(3)	1
Trustees’ fees and expenses	—	(3)	1		—	(3)	1		—
Professional fees	13		23		20		23		27
Distribution and service fees	—	(3)	22		12		25		29
Trustee deferred compensation plan	1		58		35		71		77
Other accrued expenses	1		13		8		16		18

Total liabilities	16		555		153		4,487		1,110

Net Assets	$1,741		$109,619		$61,082		$122,700		$138,071

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,712		$52,882		$62,859		$129,990		$125,362
Accumulated undistributed net investment income (loss)	1		662		(186)		243		75
Accumulated undistributed net realized gain (loss)	(101)		1,682		(8,711)		(19,603)		(8,769)
Net unrealized appreciation (depreciation)	129		54,393		7,120		12,070		21,403

Net Assets	$1,741		$109,619		$61,082		$122,700		$138,071

Net asset value and offering price per share	$10.11		$29.26		$14.64		$12.31		$12.91

Shares of beneficial interest outstanding, $1 par value, unlimited authorization	172,245		3,746,535		4,171,309		9,968,817		10,693,088

(1) Investments in securities at cost	$1,627		$54,607		$52,168		$111,348		$116,510
(2) Premiums received	$—		$—		$—		$—		$79
(3) Amount is less than $500.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)

(Reported in thousands)

	Capital Growth Series	Growth & Income Series	International Series	Multi-Sector Fixed Income Series

Investment Income
Dividends	$1,263	$1,276	$8,814	$93
Interest	4	—	—	6,741
Security lending	—	—	4	—
Foreign taxes withheld	(3)	(5)	(635)	(2)

Total investment income	1,264	1,271	8,183	6,832

Expenses
Investment advisory fee	703	534	1,245	494
Administration fee	80	61	134	78
Distribution and service fees	251	191	422	247
Transfer agent fee and expenses	1	1	1	1
Custodian fees	3	3	34	5
Printing fees and expenses	14	11	21	14
Professional fees	36	31	49	39
Trustees’ fees and expenses	28	18	48	28
Miscellaneous	23	18	40	28

Total expenses	1,139	868	1,994	934
Less expenses reimbursed by investment advisor	(184)	(181)	(254)	(193)

Net expenses	955	687	1,740	741

Net investment income (loss)	309	584	6,443	6,091

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on securities	2,918	3,637	4,032	4,518
Net realized gain (loss) on foreign currency transactions	—	—	(31)	(33)
Net realized gain (loss) on written options	—	132	—	—
Net change in unrealized appreciation (depreciation) on investments	15,901	9,205	4,260	2,104
Net change in unrealized appreciation (depreciation) on foreign currency translations	—	—	(32)	17
Net change in unrealized appreciation (depreciation) on written options	—	(54)	—	—

Net gain (loss) on investments	18,819	12,920	8,229	6,606

Net increase in net assets resulting from operations	$19,128	$13,504	$14,672	$12,697

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)

(Reported in thousands)

	Premium AlphaSectorTM Series		Real Estate Securities Series	Small-Cap Growth Series	Small-Cap Value Series	Strategic Allocation Series

Investment Income
Dividends	$16		$1,594	$194	$1,929	$746
Interest	—		—	—	—	1,454
Foreign taxes withheld	—		—	(8)	—	(4)

Total investment income	16		1,594	186	1,929	2,196

Expenses
Investment advisory fee	8		400	275	585	428
Administration fee	1		42	26	52	62
Distribution and service fees	2		133	81	163	178
Transfer agent fee and expenses	—	(1)	1	1	1	1
Custodian fees	—	(1)	2	1	1	3
Printing fees and expenses	—	(1)	10	5	10	10
Professional fees	1		26	21	28	32
Trustees’ fees and expenses	—	(1)	15	9	19	20
Miscellaneous	—	(1)	12	7	15	16

Total expenses	12		641	426	874	750
Less expenses reimbursed by investment advisor	—	(1)	(54)	(86)	(26)	(144)

Net expenses	12		587	340	848	606

Net investment income (loss)	4		1,007	(154)	1,081	1,590

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on securities	(3)		4,092	2,864	626	4,823
Net realized gain (loss) on foreign currency transactions	—		—	—	—	1
Net realized gain (loss) on written options	—		—	—	—	76
Net change in unrealized appreciation (depreciation) on investments	76		9,639	157	3,443	4,137
Net change in unrealized appreciation (depreciation) on foreign currency translations	—		—	—	—	— (1)
Net change in unrealized appreciation (depreciation) on written options	—		—	—	—	(29)

Net gain (loss) on investments	73		13,731	3,021	4,069	9,008

Net increase in net assets resulting from operations	$77		$14,738	$2,867	$5,150	$10,598

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)

	Capital Growth Series		Growth & Income Series
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$309	$88	$584	$1,193
Net realized gain (loss)	2,918	3,163	3,769	6,338
Net change in unrealized appreciation (depreciation)	15,901	(12,086)	9,151	(9,300)

Increase (decrease) in net assets resulting from operations	19,128	(8,835)	13,504	(1,769)

From Distributions to Shareholders
Net investment income	(291)	(116)	(585)	(1,187)
Net realized long-term gains	—	—	—	—

Decrease in net assets from distributions to shareholders	(291)	(116)	(585)	(1,187)

From Share Transactions
Sale of shares	2,054	5,485	822	2,681
Reinvestment of distributions	291	116	585	1,187
Shares repurchased	(16,423)	(35,070)	(18,155)	(41,990)

Increase (decrease) in net assets from share transactions	(14,078)	(29,469)	(16,748)	(38,122)

Net increase (decrease) in net assets	4,759	(38,420)	(3,829)	(41,078)

Net Assets
Beginning of period	189,689	228,109	148,283	189,361

End of period	$194,448	$189,689	$144,454	$148,283

Accumulated undistributed net investment income (loss) at end of period	$18	$— (1)	$80	$81

Shares
Sales of shares	133	372	60	206
Reinvestment of distributions	19	8	44	92
Shares repurchased	(1,064)	(2,368)	(1,321)	(3,221)

Net Increase/(Decrease)	$(912)	$(1,988)	$(1,217)	$(2,923)

(1)	Amount is less than $500.

See Notes to Financial Statements

International Series		Multi-Sector Fixed Income Series		Premium AlphaSectorTM Series		Real Estate Securities Series
Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011

$6,443	$10,878	$6,091	$13,968	$4	$9	$1,007	$974
4,001	16,948	4,485	4,132	(3)	(98)	4,092	10,746
4,228	(43,809)	2,121	(11,340)	76	53	9,639	(1,562)

14,672	(15,983)	12,697	6,760	77	(36)	14,738	10,158

(6,623)	(9,551)	(7,274)	(14,102)	(3)	(9)	(657)	(749)
—	—	—	—	—	—	(2,147)	(5,753)

(6,623)	(9,551)	(7,274)	(14,102)	(3)	(9)	(2,804)	(6,502)

1,529	3,858	10,218	3,958	492	1,286	1,912	2,276
6,623	9,551	7,274	14,102	3	9	2,804	6,502
(22,043)	(55,953)	(26,883)	(41,562)	(78)	— (1)	(10,145)	(20,089)

(13,891)	(42,544)	(9,391)	(23,502)	417	1,295	(5,429)	(11,311)

(5,842)	(68,078)	(3,968)	(30,844)	491	1,250	6,505	(7,655)

335,529	403,607	197,016	227,860	1,250	—	103,114	110,769

$329,687	$335,529	$193,048	$197,016	$1,741	$1,250	$109,619	$103,114

$1,468	$1,648	$261	$1,444	$1	$— (1)	$662	$312

96	240	1,056	414	48	131	67	84
438	605	776	1,502	— (1)	1	99	249
(1,375)	(3,419)	(2,789)	(4,311)	(8)	—	(358)	(751)

$(841)	$(2,574)	$(957)	$(2,395)	$40	$132	$(192)	$(418)

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(Reported in thousands)

	Small-Cap Growth Series		Small-Cap Value Series		Strategic Allocation Series
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$(154)	$(102)	$1,081	$1,374	$1,590	$3,591
Net realized gain (loss)	2,864	6,450	626	2,408	4,900	8,766
Net change in unrealized appreciation (depreciation)	157	4,284	3,443	3,222	4,108	(9,189)

Increase (decrease) in net assets resulting from operations	2,867	10,632	5,150	7,004	10,598	3,168

From Distributions to Shareholders
Net investment income	—	—	(1,186)	(1,146)	(2,007)	(3,332)
Net realized long-term gains	—	(6,550)	—	(9,362)	—	—

Decrease in net assets from distributions to shareholders	—	(6,550)	(1,186)	(10,508)	(2,007)	(3,332)

From Share Transactions
Sale of shares	990	3,085	521	1,672	567	2,267
Reinvestment of distributions	—	6,550	1,186	10,508	2,007	3,332
Shares repurchased	(7,643)	(17,312)	(12,878)	(30,050)	(11,218)	(25,633)

Increase (decrease) in net assets from share transactions	(6,653)	(7,677)	(11,171)	(17,870)	(8,644)	(20,034)

Net increase (decrease) in net assets	(3,786)	(3,595)	(7,207)	(21,374)	(53)	(20,198)

Net Assets
Beginning of period	64,868	68,463	129,907	151,281	138,124	158,322

End of period	$61,082	$64,868	$122,700	$129,907	$138,071	$138,124

Accumulated undistributed net investment income (loss) at end of period	$(186)	$(32)	$243	$348	$75	$492

Shares
Sales of shares	67	220	41	133	43	182
Reinvestment of distributions	—	463	99	827	157	269
Shares repurchased	(518)	(1,231)	(1,010)	(2,394)	(859)	(2,059)

Net Increase/(Decrease)	$(451)	$(548)	$(870)	$(1,434)	$(659)	$(1,608)

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(3)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(4)		Ratio of Gross Operating Expenses to Average Net Assets (before waivers and reimbursements)(4)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Capital Growth Series
1/1/12 to 6/30/12(8)	$13.99	0.02	1.38	1.40	(0.02)	—	(0.02)	1.38	$15.37	10.04	%(7)	$194,448	0.95	%(6)	1.13	%(6)	0.31	%(6)	11	%(7)
1/1/11 to 12/31/11	14.67	0.01	(0.68)	(0.67)	(0.01)	—	(0.01)	(0.68)	13.99	(4.60)		189,689	0.95		1.15		0.04		127
1/1/10 to 12/31/10	12.83	0.05	1.85	1.90	(0.06)	—	(0.06)	1.84	14.67	14.88		228,109	0.95		1.05		0.36		166
1/1/09 to 12/31/09	9.95	0.09	2.89	2.98	(0.10)	—	(0.10)	2.88	12.83	29.93		236,409	0.95		1.07		0.85		107
1/1/08 to 12/31/08	16.81	0.01	(6.87)	(6.86)	— (2)	—	— (2)	(6.86)	9.95	(40.78)		203,188	0.94		0.94		0.08		164
1/1/07 to 12/31/07	15.21	0.04	1.60	1.64	(0.04)	—	(0.04)	1.60	16.81	10.75		400,612	0.91		0.91		0.22		88
Growth & Income Series
1/1/12 to 6/30/12(8)	$12.51	0.05	1.08	1.13	(0.06)	—	(0.06)	1.07	$13.58	8.99	%(7)	$144,454	0.90	%(6)	1.14	%(6)	0.76	%(6)	38	%(7)
1/1/11 to 12/31/11	12.82	0.09	(0.30)	(0.21)	(0.10)	—	(0.10)	(0.31)	12.51	(1.66)		148,283	0.90		1.16		0.69		36
1/1/10 to 12/31/10	11.49	0.11	1.34	1.45	(0.12)	—	(0.12)	1.33	12.82	12.83		189,361	0.90		1.07		0.98		39
1/1/09 to 12/31/09	9.45	0.13	2.07	2.20	(0.16)	—	(0.16)	2.04	11.49	23.50		90,300	0.94		1.11		1.35		109
1/1/08 to 12/31/08	14.94	0.19	(5.35)	(5.16)	(0.17)	(0.16)	(0.33)	(5.49)	9.45	(34.93)		85,111	0.85		0.99		1.51		56
1/1/07 to 12/31/07	14.51	0.16	0.81	0.97	(0.15)	(0.39)	(0.54)	0.43	14.94	6.66		159,074	0.85		0.95		1.03		44
International Series
1/1/12 to 6/30/12(8)	$15.28	0.30	0.35	0.65	(0.32)	—	(0.32)	0.33	$15.61	4.34	%(7)	$329,687	1.03	%(6)	1.18	%(6)	3.81	%(6)	9	%(7)
1/1/11 to 12/31/11	16.45	0.47	(1.21)	(0.74)	(0.43)	—	(0.43)	(1.17)	15.28	(4.57)		335,529	1.03		1.19		2.91		17
1/1/10 to 12/31/10	14.86	0.35	1.61	1.96	(0.37)	—	(0.37)	1.59	16.45	13.47		403,607	1.03		1.08		2.36		24
1/1/09 to 12/31/09	10.95	0.31	4.01	4.32	(0.41)	—	(0.41)	3.91	14.86	39.87		421,706	1.03		1.08		2.55		26
1/1/08 to 12/31/08	19.14	0.40	(7.57)	(7.17)	(0.31)	(0.71)	(1.02)	(8.19)	10.95	(38.98)		319,937	1.00		1.00		2.56		33
1/1/07 to 12/31/07	17.80	0.40	2.25	2.65	(0.30)	(1.01)	(1.31)	1.34	19.14	14.94		501,913	0.98		0.98		2.10		34
Multi-Sector Fixed Income Series
1/1/12 to 6/30/12(8)	$9.18	0.29	0.31	0.60	(0.37)	—	(0.37)	0.23	$9.41	6.54	%(7)	$193,048	0.75	%(6)	0.95	%(6)	6.17	%(6)	40	%(7)
1/1/11 to 12/31/11	9.55	0.63	(0.34)	0.29	(0.66)	—	(0.66)	(0.37)	9.18	2.99		197,016	0.75		0.97		6.50		39
1/1/10 to 12/31/10	8.98	0.61	0.65	1.26	(0.69)	—	(0.69)	0.57	9.55	14.36		227,860	0.75		0.85		6.48		56
1/1/09 to 12/31/09	6.86	0.57	2.15	2.72	(0.60)	—	(0.60)	2.12	8.98	40.13		206,107	0.75		0.84		7.06		72
1/1/08 to 12/31/08	9.09	0.57	(2.15)	(1.58)	(0.65)	—	(0.65)	(2.23)	6.86	(17.93)		172,901	0.75		0.76		6.69		72
1/1/07 to 12/31/07	9.25	0.53	(0.19)	0.34	(0.50)	—	(0.50)	(0.16)	9.09	3.71		250,867	0.74		0.74		5.65		94
Premium AlphaSectorTM Series
1/1/12 to 6/30/12(8)	$9.49	0.03	0.61	0.64	(0.02)	—	(0.02)	0.62	$10.11	6.77	%(7)	$1,741	1.70	%(6)	1.50	%(6)	0.53	%(6)	105	%(7)
2/14/11(5) to 12/31/11	10.00	0.08	(0.52)	(0.44)	(0.07)	—	(0.07)	(0.51)	9.49	(4.47	)(7)	1,250	1.70	(6)	7.31	(6)	0.98	(6)	249	(7)

The footnote legend is at the end of the financial highlights.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(3)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets(4)		Ratio of Gross Operating Expenses to Average Net Assets (before waivers and reimbursements)(4)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Real Estate Securities Series
1/1/12 to 6/30/12(8)	$26.18	0.27	3.58	3.85	(0.18)	(0.59)	(0.77)	3.08	$29.26	14.79	%(7)	$109,619	1.10	%(6)	1.20	%(6)	1.89	%(6)	7	%(7)
1/1/11 to 12/31/11	25.43	0.24	2.25	2.49	(0.19)	(1.55)	(1.74)	0.75	26.18	9.87		103,114	1.10		1.22		0.90		22
1/1/10 to 12/31/10	20.25	0.28	5.35	5.63	(0.45)	—	(0.45)	5.18	25.43	28.00		110,769	1.10		1.11		1.23		36
1/1/09 to 12/31/09	16.26	0.44	4.12	4.56	(0.57)	—	(0.57)	3.99	20.25	29.11		112,750	1.10		1.11		2.80		43
1/1/08 to 12/31/08	26.82	0.56	(10.17)	(9.61)	(0.37)	(0.58)	(0.95)	(10.56)	16.26	(36.88)		86,199	1.01		1.01		2.33		42
1/1/07 to 12/31/07	35.60	0.51	(6.00)	(5.49)	(0.44)	(2.85)	(3.29)	(8.78)	26.82	(15.71)		135,140	0.98		0.98		1.50		23
Small-Cap Growth Series
1/1/12 to 6/30/12(8)	$14.03	(0.03)	0.64	0.61	—	—	—	0.61	$14.64	4.33	%(7)	$61,082	1.05	%(6)	1.32	%(6)	(0.48	)%(6)	6	%(7)
1/1/11 to 12/31/11	13.24	(0.02)	2.23	2.21	—	(1.42)	(1.42)	0.79	14.03	16.59		64,868	1.05		1.35		(0.15)		35
1/1/10 to 12/31/10	11.66	(0.07)	1.65	1.58	—	—	—	1.58	13.24	13.53		68,463	1.05		1.33		(0.55)		179
1/1/09 to 12/31/09	9.53	(0.08)	2.21	2.13	—	—	—	2.13	11.66	22.39		26,310	1.05		1.41		(0.83)		262
1/1/08 to 12/31/08	17.85	(0.10)	(7.76)	(7.86)	—	(0.46)	(0.46)	(8.32)	9.53	(44.92)		25,716	1.00		1.20		(0.75)		177
1/1/07 to 12/31/07	18.65	(0.12)	3.07	2.95	—	(3.75)	(3.75)	(0.80)	17.85	16.10		55,768	1.00		1.12		(0.62)		59
Small-Cap Value Series
1/1/12 to 6/30/12(8)	$11.99	0.10	0.34	0.44	(0.12)	—	(0.12)	0.32	$12.31	3.74	%(7)	$122,700	1.30	%(6)	1.34	%(6)	1.66	%(6)	8	%(7)
1/1/11 to 12/31/11	12.33	0.12	0.48	0.60	(0.10)	(0.84)	(0.94)	(0.34)	11.99	4.54		129,907	1.30		1.36		0.95		22
1/1/10 to 12/31/10	10.55	0.15	1.69	1.84	(0.06)	—	(0.06)	1.78	12.33	17.40		151,281	1.30		1.41		1.34		69
1/1/09 to 12/31/09	8.77	0.01	1.81	1.82	(0.04)	—	(0.04)	1.78	10.55	20.90		38,421	1.30		1.51		0.14		153
1/1/08 to 12/31/08	14.46	0.04	(5.42)	(5.38)	(0.01)	(0.30)	(0.31)	(5.69)	8.77	(37.91)		38,012	1.30		1.38		0.33		50
1/1/07 to 12/31/07	17.03	— (2)	(0.30)	(0.30)	—	(2.27)	(2.27)	(2.57)	14.46	(2.10)		73,242	1.30		1.31		(0.03)		32
Strategic Allocation Series
1/1/12 to 6/30/12(8)	$12.17	0.15	0.78	0.93	(0.19)	—	(0.19)	0.74	$12.91	7.66	%(7)	$138,071	0.85	%(6)	1.06	%(6)	2.24	%(6)	39	%(7)
1/1/11 to 12/31/11	12.22	0.30	(0.06)	0.24	(0.29)	—	(0.29)	(0.05)	12.17	1.91		138,124	0.85		1.07		2.39		43
1/1/10 to 12/31/10	11.11	0.30	1.14	1.44	(0.33)	—	(0.33)	1.11	12.22	13.20		158,322	0.85		0.96		2.61		42
1/1/09 to 12/31/09	9.25	0.29	1.94	2.23	(0.37)	—	(0.37)	1.86	11.11	24.51		170,247	0.85		0.95		2.98		89
1/1/08 to 12/31/08	12.95	0.37	(3.60)	(3.23)	(0.35)	(0.12)	(0.47)	(3.70)	9.25	(25.45)		163,271	0.85		0.87		3.19		50
1/1/07 to 12/31/07	13.30	0.36	0.43	0.79	(0.37)	(0.77)	(1.14)	(0.35)	12.95	5.98		270,653	0.84		0.84		2.62		52

Footnote Legend:

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.
(4)	Each Series will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(5)	Inception date
(6)	Annualized
(7)	Not Annualized
(8)	Unaudited

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2012 (Unaudited)

Note 1.    Organization

The Virtus Variable Insurance Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was formed on February 18, 1986 as a Massachusetts business trust, commenced operations on December 5, 1986 and was reorganized as a Delaware statutory trust on February 14, 2011.

As of the date of this report the Trust is comprised of nine series each having a distinct investment objective outlined below. Each series is currently available only to separate accounts of participating insurance companies to fund variable accumulation annuity contracts and variable universal life insurance policies.

Series Name	Each Series Seeks to Provide
Capital Growth Series	Long-term growth of capital.
Growth and Income Series	Capital appreciation and current income.
International Series	High total return consistent with reasonable risk.
Multi-Sector Fixed Income Series	Long-term total return.
Premium AlphaSectorTM Series	Long-term capital appreciation.
Real Estate Securities Series	Capital appreciation and income with approximately equal emphasis.
Small-Cap Growth Series	Long-term capital growth.
Small-Cap Value Series	Long-term capital appreciation.
Strategic Allocation Series	High total return over an extended period of time consistent with prudent investment risk.

Note 2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Series, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board of Trustees of the Trust (the “Board” or the “Trustees”). The Valuation Committee is comprised of the treasurer, assistant treasurer, secretary and chief compliance officer of the Trust. All internally fair valued securities are updated daily and reviewed in detail by the valuation committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model when applicable. Internal fair valuations are reviewed by the Board at least quarterly.

Each Series utilizes a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to a Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that a Series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these non-U.S. markets. In such cases a Series fair values non-U.S. securities using an external pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2012 (Unaudited)

categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity-linked Instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value a Series’ major categories of assets and liabilities, which primarily include investments of the Series, by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date, or in the case of certain non-U.S. securities, as soon as the Series is notified. Interest income is recorded on the accrual basis. Each Series amortizes premiums and accretes discounts using the effective interest method.

Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from such investments, distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

Each Series is treated as a separate taxable entity. It is the intention of each Series in the Trust to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Series may be subject to non-U.S. taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Series will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

As of June 30, 2012, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2008 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by each Series on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, non-U.S. currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses

Expenses incurred together by a Series and other affiliated mutual funds are allocated in proportion to the net assets of each such Series/Fund, except where allocation of direct expense to each Series/Fund or an alternative allocation method can be more appropriately used. In addition to the net annual operating expenses that a Series bears directly, the contract owners, as investors in the Series, indirectly bear the Series’ pro-rata expenses of any underlying mutual funds in which the Series invests.

F.	Foreign Currency Translation

Non U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Series do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2012 (Unaudited)

G.	Loan Agreements

Certain Series may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Series’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in loan participation, the Series has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Series generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Series may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Series purchases assignments from lenders, it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

As of the date of this report the Series held only assignment loans.

H.	Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. Certain Series may purchase or write both put and call options on portfolio securities for hedging purposes or to facilitate the rapid implementation of investment strategies if a Series anticipates a significant market or market sector advance. The Series are subject to equity price risk in the normal course of pursuing their investment objectives. A Series may use options contracts to hedge against changes in the values of equities.

When a Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. The holdings of a Series designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in securities at value ” on the Statement of Assets and Liabilities. Options written are reported as a liability within “Written call options outstanding at value.” Changes in value of the purchased option is included in “Net change in unrealized appreciation (depreciation) on securities” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation (depreciation) on written options.”

If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on securities” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statement of Operations.

The risk in writing call options is that a Series gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that a Series may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that a Series pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

I.	When-issued Purchases and Forward Commitments (Delayed Delivery)

Certain Series may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Series to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Series to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Series records when-issued and delayed delivery securities on the trade date. Each Series maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

Note 3.    Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (“VIA,” or the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the Adviser to the Trust. The Adviser manages the Series’ investment programs and general operations of the Series, including oversight of the Series’ subadvisers.

As compensation for its service to the Series, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Series:

Series	Rate for First $250,000,000	Rate for Next $250,000,000	Rate for Excess Over $500,000,000
Capital Growth Series	0.70%	0.65%	0.60%
Growth & Income Series	0.70	0.65	0.60
International Series	0.75	0.70	0.65
Multi-Sector Fixed Income Series	0.50	0.45	0.40
Strategic Allocation Series	0.60	0.55	0.50

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2012 (Unaudited)

Series	Rate for First $1 Billion	Rate for Next $1 Billion	Rate Over $2 Billion
Real Estate Securities Series	0.75%	0.70%	0.65%

		Rate
Premium AlphaSector™ Series		1.10%
Small-Cap Growth Series		0.85
Small-Cap Value Series		0.90

B.	Subadvisers

The subadvisers manage the investments of each Series, for which they are paid a fee by the Adviser. A list of the subadvisers and the Series they serve is as follows:

Series	Subadviser
Capital Growth Series	Kayne Anderson Rudnick Investment Management LLC (“Kayne”)*

Growth & Income Series	Euclid Advisors LLC (“Euclid”)*

International Series	Aberdeen Asset Management, Inc.

Multi-Sector Fixed Income Series	Newfleet Asset Management, LLC (“Newfleet”)*

Premium AlphaSector™ Series	F-Squared Institutional Advisors, LLC/Euclid*

Series	Subadviser
Real Estate Securities Series	Duff & Phelps Investment Management Co.*

Small-Cap Growth Series	Kayne*

Small-Cap Value Series	Kayne*

Strategic Allocation Series: equity portfolio fixed income portfolio	Euclid* Newfleet*

*	Affiliate of the Adviser.

C.	Expense Limits

VIA has contractually agreed to reimburse expenses of certain Series of the Trust until at least November 5, 2012††, to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses, if any) exceed the total operating expenses of the Series’ average net assets (the “expense caps”) as listed in the chart below.

	Maximum Total Operating Expense		Maximum Total Operating Expense
Capital Growth Series	0.95%	Real Estate Securities Series	1.10%
Growth & Income Series	0.90	Small-Cap Growth Series	1.05
International Series	1.03	Small-Cap Value Series	1.30
Multi-Sector Fixed Income Series	0.75	Strategic Allocation Series	0.85
Premium AlphaSector™ Series	1.70

††

For Premium AlphaSector™ Series, the contractual expiration date was April 30, 2012. The Adviser has voluntarily agreed to limit the Series expenses. The Adviser may discontinue the voluntary expense cap at any time.

Effective November 5, 2010, the Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Series must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending ($ reported in thousands):

	Expiration Date
	2013	2014	Total
Capital Growth Series	$52	$423	$475
Growth & Income Series	61	449	510
International Series	73	613	686
Multi-Sector Fixed Income Series	50	466	516
Premium AlphaSectorTM Series	—	49	49
Real Estate Securities Series	9	133	142
Small-Cap Value Series	5	91	96
Small-Cap Growth Series	27	205	232
Strategic Allocation Series	37	330	367

D.	Administrator and Distributor

VP Distributors, LLC. (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the Administrator to the Trust. For the six months ended (the “period”) June 30, 2012 the Series incurred administration fees totaling $536, which are included in the Statements of Operations. A portion of these fees was paid to an outside entity that also provides services to the Series.

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2012 (Unaudited)

VP Distributors also serves as the distributor for all the Series’ shares. Each Series pays VP Distributors distribution and/or service fees under a Board approved 12b-1 plan, at the annual rate of 0.25% of the average daily net assets of each Series. For the period ended June 30, 2012, the Series incurred $1,668 for distribution services, and/or service fees which is included in the Statements of Operations. A portion of these fees was paid to certain insurance companies for marketing and/or shareholder services provided to contract owners.

E.	Affiliated Account

At June 30, 2012, Virtus and its affiliates, and the retirement plans of Virtus and its affiliates held 100,885 shares, of Premium AlphaSector™ Series which may be redeemed at any time, with a value of $1,020.

F.	Trustee Compensation

The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of unaffiliated mutual funds or variable annuities selected by the Trustees. Investments in such unaffiliated mutual funds are included in “Other Assets” on the Statement of Assets and Liabilities at June 30, 2012.

Note 4.    Purchases and Sales of Securities

($ reported in thousands except as noted)

Purchases and sales of securities (excluding U.S. Government and agency securities, and short-term investments) during the period ended June 30, 2012, were as follows:

	Purchases	Sales
Capital Growth Series	$21,155	$34,069
Growth & Income Series	56,981	73,868
International Series	31,029	48,536
Multi-Sector Fixed Income Series	66,666	85,464
Premium AlphaSector™ Series	1,983	1,555
Real Estate Securities Series	6,920	14,889
Small-Cap Growth Series	3,761	12,059
Small-Cap Value Series	10,146	21,999
Strategic Allocation Series	45,416	56,746

Purchases and sales of long-term U.S. Government and agency securities during the period ended June 30, 2012, were as follows:

	Purchases	Sales
Multi-Sector Fixed Income Series	$11,193	$3,508
Strategic Allocation Series	8,793	3,961

Note 5.    Derivative Transactions

($ reported in thousands)

Certain Series invested in derivative instruments during the reporting period through the form of written covered call options. The primary type of risk associated with these options is equity price risk. The Growth & Income Series and Strategic Allocation Series invest in written covered call options contracts in an attempt to manage such risk and with the purpose of generating realized gains.

For additional information on the written covered call options in which each Series was invested in, at the period ended June 30, 2012, refer to the Schedule of Investments and Note 2H.

Written options transactions, during the six months ended June 30, 2012, were as follows:

	Growth & Income Series		Strategic Allocation Series
Call options	Number of Contracts	Premium Received	Number of Contracts	Premium Received
Options outstanding at December 31, 2011	—	$—	—	$—
Options written	2,080	453	1,225	266
Options closed	(1,000)	(308)	(630)	(187)

Options outstanding at June 30, 2012	1,080	$145	595	79

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of June 30, 2012:

Statements of Assets and Liabilities
	Growth & Income Series	Strategic Allocation Series
Assets: None	$—	$—

Liabilities: Written call options at value	(199)	$(108)

Net asset (liability) balance	$(199)	$(108)

Statements of Operations
	Growth & Income Series	Strategic Allocation Series
Net realized gain (loss) on written options	$132	$76

Net change in unrealized appreciation (depreciation) on written options	$(54)	$(29)

Total net realized and unrealized gain (loss)	$78	$47

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2012 (Unaudited)

For the six months ended June 30, 2012, the Funds’ average volume of derivative activities is as follows:

The average daily premiums received from written options
Growth and Income Series	$(121)
Strategic Allocation Series	(73)

Note 6.    Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Series’ ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.

Certain Series may invest in exchange-traded funds (“ETFs”), which may expose the Series to the risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the Series of owning shares of the ETF will exceed those the Series would incur by investing in such securities directly.

Investing in sector funds or non-diversified funds may be more volatile than investing in broadly diversified funds, and may be more susceptible to adverse economic, political or regulatory developments affecting a single issuer than would be the case if it were more broadly diversified.

Certain Series may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Series, positive or negative, than if the Series did not concentrate its investments in such sectors.

At June 30, 2012, the Series held securities in specific sectors as detailed below:

Series	Sector	Percentage of Total Investments
Capital Growth Series	Information Technology	32%
Small-Cap Growth Series	Information Technology	33

Note 7.    Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Series. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment; whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price; the extent of market making activity in the investment; and the nature of the market for investment. Illiquid securities are noted as such within each Series’ Schedule of Investments where applicable.

Restricted securities are not registered under the Securities Act of 1933, as amended. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At June 30, 2012, the Trust did not hold illiquid and restricted securities.

Each Series will bear any costs, including those involved in registration under the Securities Act of 1933, as amended, in connection with the disposition of such securities.

Note 8.    Indemnifications

Under the Trust’s organizational documents and the terms of in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition in the normal course of business, the Series enter into contracts that provide a variety of indemnifications to other parties. The Series’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Series and that have not occurred. However, the Series have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note 9.    Manager of Managers

The Trust and VIA have each received an exemptive order from the SEC that permits VIA, subject to certain conditions and without the approval of shareholders to: (a) employ a new unaffiliated subadviser for a Series pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.

Note 10.    Mixed and Shared Funding

Shares of the Series are not directly offered to the public. Shares of the Series are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by participating insurance companies.

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2012 (Unaudited)

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in U.S. federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The Trust’s Trustees do not foresee any such differences or disadvantages at this time. However, the Trust’s Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the Series, or shares of another Series may be substituted.

Note 11.    Federal Income Tax Information

($ reported in thousands except as noted)

At June 30, 2012, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Series were as follows:

Series	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Capital Growth Series	$164,118	$32,434	$(1,912)	$30,522
Growth & Income Series – Investments	112,051	35,176	(2,368)	32,808
Growth & Income Series – Written Options	(145)	3	(57)	(54)
International Series	243,241	89,065	(6,487)	82,578
Multi-Sector Fixed Income Series	186,386	9,589	(5,711)	3,878
Premium AlphaSector™ Series	1,647	129	(20)	109
Real Estate Securities Series	56,877	52,146	(23)	52,123
Small-Cap Growth Series	52,168	9,866	(2,746)	7,120
Small-Cap Value Series	111,348	15,416	(3,346)	12,070
Strategic Allocation Series – Investments	116,832	23,506	(2,396)	21,110
Strategic Allocation Series – Options	(79)	2	(31)	(29)

The following Series have capital loss carryovers, which may be used to offset future capital gains, as follows:

	Expiration Year
Series	2012	2015	2016	2017	No Expiration	Total
Capital Growth Series	$2,334	$—	$45,875	$26,333	$—	$74,542
Growth & Income Series	—	2,415	14,070	3,865	—	20,350
International Series	—	—	—	44,925	—	44,925
Multi-Sector Fixed Income Series	—	—	470	11,514	—	11,984
Premium AlphaSector™ Series	—	—	—	—	91	91
Real Estate Securities Series	—	—	—	—	—	—
Small-Cap Growth Series	—	43	10,422	—	—	10,465
Small-Cap Value Series	—	—	19,507	—	—	19,507
Strategic Allocation Series	—	—	—	13,101	—	13,101

The Trust may not realize the benefit of these losses to the extent each Series does not realize gains on investments prior to the expiration of the capital loss carryovers. The Growth & Income Series, Multi-Sector Fixed Income Series, the Small-Cap Growth Series and the Small-Cap Value Series amounts include losses acquired in connection with mergers. Utilization of this capital loss carryover is subject to annual limits.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note 12.    Subsequent Events

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

VIRTUS VARIABLE INSURANCE TRUST

100 Pearl Street

Hartford, CT 06103-4506

Trustees

Philip R. McLoughlin, Chairman

Thomas J. Brown

Roger A. Gelfenbien

Eunice S. Groark

John R. Mallin

Hassell H. McClellan

Officers

George R. Aylward, President

Francis G. Waltman, Senior Vice President

Mark S. Flynn, Anti-Money Laundering Compliance Officer and Assistant Secretary

Nancy J. Engberg, Vice President and Chief Compliance Officer

W. Patrick Bradley, Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Transfer Agent

Bank of New York Mellon

4400 Computer Drive

Westborough, MA 01581-1722

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10005-2588

How to Contact Us

Mutual Fund Services1-800-367-5877

Web siteVirtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-367-5877.

100 Pearl Street

Hartford, CT 06103

For more information about the Virtus Variable Insurance Trust, please contact us at 1-800-367-5877 or Virtus.com.

8508	08-12

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Variable Insurance Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President (principal executive officer)

Date	9/6/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President (principal executive officer)

Date	9/6/2012

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Vice President, Chief Financial Officer and Treasurer (principal financial officer)

Date	9/6/2012

*	Print the name and title of each signing officer under his or her signature.